Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
6/30/20 (Unaudited)

COMMON STOCKS (42.2%)(a)
	Shares	Value
Basic materials (1.5%)
Air Liquide SA (France)	601	$86,597
Air Products & Chemicals, Inc.	3,490	842,695
Akzo Nobel NV (Netherlands)	4,372	391,139
Albemarle Corp.(S)	8,009	618,375
Anglo American PLC (United Kingdom)	36,808	850,816
Arkema SA (France)	1,539	146,970
Ashland Global Holdings, Inc.	2,100	145,110
Axalta Coating Systems, Ltd.(NON)	13,600	306,680
Azrieli Group, Ltd. (Israel)	237	10,735
BHP Billiton, Ltd. (Australia)	7,616	189,005
BHP Group PLC (United Kingdom)	14,903	305,954
Celanese Corp.	2,300	198,582
CF Industries Holdings, Inc.	15,500	436,170
Compagnie De Saint-Gobain (France)(NON)	3,322	119,401
Covestro AG (Germany)(NON)	8,818	334,654
CRH PLC (Ireland)	46,718	1,597,892
Dow, Inc.	22,748	927,208
DuPont de Nemours, Inc.	12,196	647,973
Eastman Chemical Co.	6,700	466,588
Eiffage SA (France)(NON)	2,933	267,803
Fortescue Metals Group, Ltd. (Australia)	25,587	245,513
Fortune Brands Home & Security, Inc.	11,451	732,062
Freeport-McMoRan, Inc. (Indonesia)	65,663	759,721
ICL Group, Ltd. (Israel)	29,684	88,361
Koninklijke DSM NV (Netherlands)	2,865	396,008
LafargeHolcim, Ltd. (Switzerland)	3,015	131,870
Linde PLC	2,826	599,423
Linde PLC	1,212	255,111
Newcrest Mining, Ltd. (Australia)	2,767	61,691
NewMarket Corp.	500	200,240
Nippon Steel Corp. (Japan)	4,100	38,559
Nitto Denko Corp. (Japan)	2,900	164,098
Nucor Corp.	902	37,352
PPG Industries, Inc.	2,600	275,756
Reliance Steel & Aluminum Co.	2,700	256,311
Rio Tinto PLC (United Kingdom)	11,443	643,898
Rio Tinto, Ltd. (Australia)	182	12,341
Sherwin-Williams Co. (The)	1,972	1,139,520
Shin-Etsu Chemical Co., Ltd. (Japan)	2,400	280,556
SIG Combibloc Group AG (Switzerland)	22,587	365,048
Symrise AG (Germany)	1,143	132,610

		15,706,396
Capital goods (2.8%)
ABB, Ltd. (Switzerland)	5,051	113,713
ACS Actividades de Construccion y Servicios SA (Spain)	3,730	93,845
Airbus SE (France)(NON)	670	47,676
Allison Transmission Holdings, Inc.	9,100	334,698
AptarGroup, Inc.	3,300	369,534
Atlas Copco AB Class A (Sweden)	6,369	269,320
Avery Dennison Corp.	5,400	616,086
BAE Systems PLC (United Kingdom)	11,756	70,317
Ball Corp.	4,049	281,365
Berry Global Group, Inc.(NON)	8,700	385,584
Caterpillar, Inc.	2,000	253,000
Crown Holdings, Inc.(NON)	4,800	312,624
Cummins, Inc.	8,100	1,403,406
Curtiss-Wright Corp.	1,200	107,136
Daikin Industries, Ltd. (Japan)	2,600	418,096
Delphi Automotive PLC	7,457	581,049
Dover Corp.	4,800	463,488
Eaton Corp. PLC	7,557	661,086
Faurecia SA (France)(NON)	4,718	183,944
HD Supply Holdings, Inc.(NON)	1,136	39,362
HEICO Corp.	3,500	348,775
Hitachi, Ltd. (Japan)	12,400	391,461
Honeywell International, Inc.	18,696	2,703,255
Johnson Controls International PLC	48,803	1,666,134
KION Group AG (Germany)	5,233	321,252
Koito Manufacturing Co., Ltd. (Japan)	3,500	140,892
Kone OYJ Class B (Finland)	1,366	93,867
Legrand SA (France)	3,842	291,523
Lockheed Martin Corp.	9,410	3,433,897
Northrop Grumman Corp.	14,504	4,459,110
Obayashi Corp. (Japan)	15,100	141,208
Otis Worldwide Corp.	37,572	2,136,344
Raytheon Technologies Corp.	12,356	761,377
Republic Services, Inc.	5,600	459,480
Sandvik AB (Sweden)(NON)	29,913	557,928
Schindler Holding AG Part. Cert. (Switzerland)	48	11,285
Schneider Electric SA (France)	4,193	464,868
Silgan Holdings, Inc.	5,400	174,906
Spirax_Sarco engineering PLC (United Kingdom)	477	58,891
Stanley Electric Co., Ltd. (Japan)	4,700	113,183
Teledyne Technologies, Inc.(NON)	1,300	404,235
Tervita Corp. (Canada)(NON)	59	166
Toshiba Corp. (Japan)	5,800	184,835
Trane Technologies PLC	2,900	258,042
TransDigm Group, Inc.	949	419,505
Vinci SA (France)	2,608	239,828
Waste Connections, Inc.	10,000	937,900
Waste Management, Inc.	16,148	1,710,235

		29,889,711
Communication services (2.1%)
American Tower Corp.(R)	12,248	3,166,598
AT&T, Inc.	42,449	1,283,233
BCE, Inc. (Canada)	2,709	112,981
BT Group PLC (United Kingdom)	68,177	96,225
Charter Communications, Inc. Class A(NON)	5,240	2,672,610
China Mobile, Ltd. (China)	41,500	280,418
Comcast Corp. Class A(S)	82,576	3,218,812
Crown Castle International Corp.(R)	9,000	1,506,150
Deutsche Telekom AG (Germany)	39,329	657,872
Elisa OYJ (Finland)	2,421	147,161
Equinix, Inc.(R)	1,800	1,264,140
Hikari Tsushin, Inc. (Japan)	700	159,418
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	34,000	49,976
Juniper Networks, Inc.	5,424	123,993
KDDI Corp. (Japan)	32,300	968,446
Liberty Global PLC Class C (United Kingdom)(NON)	9,341	200,925
Nippon Telegraph & Telephone Corp. (Japan)	13,600	316,611
NTT DoCoMo, Inc. (Japan)	10,400	277,435
SBA Communications Corp.(R)	2,706	806,172
Telstra Corp., Ltd. (Australia)	81,338	176,078
Verizon Communications, Inc.	93,862	5,174,612
Vodafone Group PLC (United Kingdom)	229,153	365,398

		23,025,264
Conglomerates (0.4%)
AMETEK, Inc.	7,000	625,590
Danaher Corp.	19,877	3,514,850
General Electric Co.	17,774	121,396
Orkla ASA (Norway)	6,157	53,968

		4,315,804
Consumer cyclicals (6.0%)
ABC-Mart, Inc. (Japan)	500	29,253
Adecco Group AG (Switzerland)	4,933	231,129
adidas AG (Germany)(NON)	1,774	464,113
Amazon.com, Inc.(NON)	6,973	19,237,252
Aramark	20,230	456,591
Benefit One, Inc. (Japan)	5,100	102,436
Berkeley Group Holdings PLC (The) (United Kingdom)	2,802	144,403
BJ's Wholesale Club Holdings, Inc.(NON)	32,470	1,210,157
Booking Holdings, Inc.(NON)	1,660	2,643,284
Booz Allen Hamilton Holding Corp.	8,500	661,215
Brambles, Ltd. (Australia)	33,882	254,889
Bridgestone Corp. (Japan)	1,200	38,610
CK Hutchison Holdings, Ltd. (Hong Kong)	27,500	176,290
Clear Channel Outdoor Holdings, Inc.(NON)	1,356	1,410
Clorox Co. (The)	6,162	1,351,758
Compagnie Generale des Etablissements Michelin SCA (France)(NON)	1,203	124,626
Compass Group PLC (United Kingdom)	44,783	616,086
CoStar Group, Inc.(NON)	2,203	1,565,606
Daito Trust Construction Co., Ltd. (Japan)	1,500	137,820
Daiwa House Industry Co., Ltd. (Japan)	7,600	179,251
Discovery, Inc. Class A(NON)(S)	11,100	234,210
Dollar General Corp.	966	184,033
Dollar Tree, Inc.(NON)	787	72,939
Edenred (France)	13,047	569,982
Extended Stay America, Inc. (Units)	12,100	135,399
Ferrari NV (Italy)	1,182	201,407
Fiat Chrysler Automobiles NV (Italy)(NON)	19,620	196,812
Flutter Entertainment PLC (Ireland)	1,612	211,384
Ford Motor Co.	2,232	13,571
Fox Corp. Class B	529	14,198
Geberit International AG (Switzerland)	71	35,497
General Motors Co.	18,759	474,603
Hermes International (France)	721	601,763
Hilton Worldwide Holdings, Inc.	20,026	1,470,910
Home Depot, Inc. (The)	8,411	2,107,039
Hoshizaki Corp. (Japan)	1,700	145,670
iHeartMedia, Inc. Class A(NON)(S)	577	4,818
Industria de Diseno Textil SA (Inditex) (Spain)	19,471	514,799
InterContinental Hotels Group PLC (United Kingdom)	2,584	114,532
Jardine Matheson Holdings, Ltd. (Hong Kong)	700	29,253
Kering SA (France)	1,290	700,689
Kimberly-Clark Corp.	541	76,470
Kingfisher PLC (United Kingdom)	91,211	249,198
Knorr-Bremse AG (Germany)	1,233	124,755
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	16,280	560,846
Live Nation Entertainment, Inc.(NON)	8,973	397,773
lululemon athletica, Inc. (Canada)(NON)	2,563	799,682
LVMH Moet Hennessy Louis Vuitton SA (France)	515	225,569
Madison Square Garden Entertainment Corp.(NON)	2,000	150,000
Mastercard, Inc. Class A	6,569	1,942,453
MGM Resorts International	25,300	425,040
Moody's Corp.	500	137,365
News Corp. Class A	1,486	17,624
Nexi SpA (Italy)(NON)	27,985	483,427
Nielsen Holdings PLC	12,200	181,292
Nihon M&A Center, Inc. (Japan)	6,000	271,028
NIKE, Inc. Class B	15,963	1,565,172
Nintendo Co., Ltd. (Japan)	2,500	1,112,412
Pandora A/S (Denmark)	2,460	133,545
PayPal Holdings, Inc.(NON)	16,322	2,843,782
Peugeot SA (France)(NON)	23,202	376,628
Porsche Automobil Holding SE (Preference) (Germany)	4,186	239,900
Publicis Groupe SA (France)	680	21,982
PulteGroup, Inc.	43,283	1,472,920
Ryohin Keikaku Co., Ltd. (Japan)	6,400	90,575
S&P Global, Inc.	3,660	1,205,897
Secom Co., Ltd. (Japan)	5,000	436,851
Sofina SA (Belgium)	114	30,063
Sohgo Security Services Co., Ltd. (Japan)	1,700	79,133
Sony Corp. (Japan)	19,500	1,335,386
Subaru Corp. (Japan)	500	10,398
Target Corp.	17,400	2,086,782
Taylor Wimpey PLC (United Kingdom)	80,136	141,375
Tempur Sealy International, Inc.(NON)	2,900	208,655
Tesla Motors, Inc.(NON)(S)	367	396,290
Toyota Industries Corp. (Japan)	4,100	217,078
Toyota Motor Corp. (Japan)	200	12,546
United Rentals, Inc.(NON)	6,904	1,028,972
Verisk Analytics, Inc.	3,300	561,660
Volkswagen AG (Preference) (Germany)(NON)	2,106	318,486
Volvo AB (Sweden)(NON)	12,654	197,801
Walmart, Inc.	25,563	3,061,936
Walt Disney Co. (The)	605	67,464
Wesfarmers, Ltd. (Australia)	21,550	669,336
Wolters Kluwer NV (Netherlands)	5,588	435,922

		64,061,156
Consumer staples (2.9%)
a2 Milk Co., Ltd. (New Zealand)(NON)	13,652	178,777
Altria Group, Inc.	454	17,820
Associated British Foods PLC (United Kingdom)	7,649	181,260
Auto Trader Group PLC (United Kingdom)	17,708	115,378
British American Tobacco PLC (United Kingdom)	7,875	302,569
Campbell Soup Co.	4,100	203,483
Carlsberg A/S Class B (Denmark)	3,429	452,971
Chipotle Mexican Grill, Inc.(NON)	673	708,238
Coca-Cola Co. (The)	70,300	3,141,004
Coca-Cola HBC AG (Switzerland)	19,182	481,426
Coles Group, Ltd. (Australia)	12,508	148,582
Costco Wholesale Corp.	600	181,926
Diageo PLC (United Kingdom)	11,288	374,693
Domino's Pizza, Inc.	56	20,689
Essity AB Class B (Sweden)(NON)	15,490	500,083
Estee Lauder Cos., Inc. (The) Class A	5,661	1,068,117
Ferguson PLC (United Kingdom)	6,340	518,643
Hershey Co. (The)	6,700	868,454
Hormel Foods Corp.	447	21,577
Imperial Brands PLC (United Kingdom)	18,169	345,995
ITOCHU Corp. (Japan)	25,700	553,453
J.M. Smucker Co. (The)	1,566	165,698
Japan Tobacco, Inc. (Japan)	700	12,988
JDE Peet's BV (Netherlands)(NON)	4,286	173,737
Kerry Group PLC Class A (Ireland)	1,163	144,685
Keurig Dr Pepper, Inc.	7,051	200,248
Kobe Bussan Co., Ltd. (Japan)	1,900	107,109
Koninklijke Ahold Delhaize NV (Netherlands)	33,178	903,480
Kose Corp. (Japan)	1,300	156,295
L'Oreal SA (France)(NON)	1,807	579,306
McDonald's Holdings Co. (Japan), Ltd. (Japan)	1,600	86,315
Metro, Inc. (Canada)	297	12,251
Molson Coors Beverage Co. Class B	10,642	365,659
Mondelez International, Inc. Class A	26,905	1,375,653
Monster Beverage Corp.(NON)	4,200	291,144
Nestle SA (Switzerland)	9,222	1,018,802
Netflix, Inc.(NON)	455	207,043
PALTAC Corp. (Japan)	5,500	252,211
PepsiCo, Inc.	27,888	3,688,467
Procter & Gamble Co. (The)	51,066	6,105,961
Recruit Holdings Co., Ltd. (Japan)	3,000	102,552
Seven & i Holdings Co., Ltd. (Japan)	6,400	208,857
Starbucks Corp.	25,200	1,854,468
Sundrug Co., Ltd. (Japan)	4,200	138,771
Swedish Match AB (Sweden)	533	37,424
Sysco Corp.	10,300	562,998
Unilever NV (Netherlands)	8,868	470,317
Unilever PLC (United Kingdom)	3,137	169,139
Walgreens Boots Alliance, Inc.	7,444	315,551
WH Group, Ltd. (Hong Kong)	420,000	360,438
Wilmar International, Ltd. (Singapore)	68,500	201,753
WM Morrison Supermarkets PLC (United Kingdom)	16,254	38,345
Woolworths Group, Ltd. (Australia)	14,115	363,997
Zalando SE (Germany)(NON)	5,368	377,525

		31,434,325
Energy (1.1%)
Ampol Ltd. (Australia)	682	13,854
BP PLC (United Kingdom)	127,868	485,952
Cabot Oil & Gas Corp.	778	13,366
Cenovus Energy, Inc. (Canada)	43,709	204,443
Chevron Corp.	42,119	3,758,278
ConocoPhillips	19,775	830,946
Enterprise Products Partners LP	29,958	544,337
EOG Resources, Inc.	4,418	223,816
Exxon Mobil Corp.	19,024	850,753
Gamesa Corp Tecnologica SA (Spain)(NON)	660	11,681
Halliburton Co.	12,339	160,160
Koninklijke Vopak NV (Netherlands)	1,654	87,410
Marathon Oil Corp.	27,236	166,684
MWO Holdings, LLC (Units)(F)	42	—
Occidental Petroleum Corp.	3,212	58,780
ONEOK, Inc.	7,959	264,398
Orsted A/S (Denmark)	3,309	381,626
Ovintiv, Inc.(S)	8,992	85,509
Phillips 66	15,188	1,092,017
Repsol SA (Spain)	1,225	10,691
Royal Dutch Shell PLC Class B (United Kingdom)	49,185	744,274
TOTAL SA (France)	18,831	717,265
Valero Energy Corp.	12,762	750,661

		11,456,901
Financials (5.8%)
3i Group PLC (United Kingdom)	22,211	228,758
Admiral Group PLC (United Kingdom)	625	17,787
Aflac, Inc.	29,600	1,066,488
AGNC Investment Corp.(R)	43,000	554,700
AIA Group, Ltd. (Hong Kong)	121,000	1,126,155
Allianz SE (Germany)	3,651	744,708
Allstate Corp. (The)	18,031	1,748,827
Ally Financial, Inc.	19,800	392,634
American Campus Communities, Inc.(R)	3,200	111,872
American Financial Group, Inc.	2,000	126,920
American International Group, Inc.	18,449	575,240
Ameriprise Financial, Inc.	7,000	1,050,280
Amundi SA (France)(NON)	1,250	97,774
Apartment Investment and Management Co. Class A(R)	5,100	191,964
Apollo Global Management, Inc.	14,642	730,929
Aroundtown SA (Luxembourg)	3,528	20,193
Assured Guaranty, Ltd.	26,263	641,080
AvalonBay Communities, Inc.(R)	2,900	448,456
Aviva PLC (United Kingdom)	112,627	381,144
AXA SA (France)(NON)	52,317	1,091,809
Axis Capital Holdings, Ltd.	7,100	287,976
Banco Bilbao Vizcaya Argenta (Spain)	108,705	373,388
Bank Leumi Le-Israel BM (Israel)	51,903	261,527
Bank of America Corp.	88,837	2,109,879
Bank of Montreal (Canada)	1,067	56,792
Banque Cantonale Vaudoise (Switzerland)	562	54,583
Berkshire Hathaway, Inc. Class B(NON)	137	24,456
BNP Paribas SA (France)(NON)	10,428	413,398
BOC Hong Kong Holdings, Ltd. (Hong Kong)	57,500	182,566
Boston Properties, Inc.(R)	9,586	866,383
Brixmor Property Group, Inc.(R)	10,300	132,046
Broadridge Financial Solutions, Inc.	1,364	172,123
Camden Property Trust(R)	2,900	264,538
Canadian Imperial Bank of Commerce (Canada)	880	58,818
Capital One Financial Corp.	19,274	1,206,360
CBRE Group, Inc. Class A(NON)	9,400	425,068
Charles Schwab Corp. (The)	16,098	543,147
CI Financial Corp. (Canada)	20,773	264,253
Citigroup, Inc.	105,704	5,401,474
CK Asset Holdings, Ltd. (Hong Kong)	62,500	371,654
CME Group, Inc.	900	146,286
CoreLogic, Inc.	2,200	147,884
Corporate Office Properties Trust(R)	4,200	106,428
Credit Agricole SA (France)(NON)	32,073	302,954
DBS Group Holdings, Ltd. (Singapore)	21,400	320,112
Deutsche Boerse AG (Germany)	4,795	866,691
Direct Line Insurance Group PLC (United Kingdom)	45,304	151,924
Discover Financial Services	12,400	621,116
DNB ASA (Norway)(NON)	24,997	330,743
Duke Realty Corp.(R)	12,200	431,758
Equitable Holdings, Inc.	7,400	142,746
Equity Commonwealth(R)	6,000	193,200
Equity Lifestyle Properties, Inc.(R)	3,600	224,928
Equity Residential(R)	6,500	382,330
Erie Indemnity Co. Class A	105	20,150
Essex Property Trust, Inc.(R)	2,300	527,091
Federal Realty Investment Trust(R)	1,800	153,378
Fidelity National Financial, Inc.	8,900	272,874
Fifth Third Bancorp	25,500	491,640
Finecobank Banca Fineco SpA (Italy)(NON)	8,604	115,940
Gaming and Leisure Properties, Inc.(R)	27,254	942,988
Gjensidige Forsikring ASA (Norway)(NON)	8,329	153,418
Goldman Sachs Group, Inc. (The)	8,916	1,761,980
Goodman Group (Australia)(R)	27,106	278,969
Hargreaves Lansdown PLC (United Kingdom)	4,368	88,015
Henderson Land Development Co., Ltd. (Hong Kong)	44,900	170,032
Hongkong Land Holdings, Ltd. (Hong Kong)	7,700	31,871
ING Groep NV (Netherlands)	66,601	462,666
Intercontinental Exchange, Inc.	137	12,549
Invitation Homes, Inc.(R)	17,300	476,269
Israel Discount Bank, Ltd. Class A (Israel)	57,197	175,016
Japan Exchange Group, Inc. (Japan)	7,900	182,493
Japan Post Bank Co., Ltd. (Japan)	7,300	54,284
Japan Post Holdings Co., Ltd. (Japan)	10,500	74,665
Jones Lang LaSalle, Inc.	900	93,114
JPMorgan Chase & Co.	74,823	7,037,851
KBC Group NV (Belgium)	3,577	204,869
KeyCorp	25,238	307,399
Legal & General Group PLC (United Kingdom)	78,630	214,721
Lincoln National Corp.	10,200	375,258
Loews Corp.	373	12,790
London Stock Exchange Group PLC (United Kingdom)	5,411	559,735
LPL Financial Holdings, Inc.	2,600	203,840
Magellan Financial Group, Ltd. (Australia)	3,703	150,724
MetLife, Inc.	53,500	1,953,820
MGIC Investment Corp.	19,100	156,429
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	16,700	79,041
Mizuho Financial Group, Inc. (Japan)	46,800	57,390
Morgan Stanley	31,100	1,502,130
National Bank of Canada (Canada)	1,883	85,329
Network International Holdings PLC (United Arab Emirates)(NON)	64,810	353,651
Nippon Prologis REIT, Inc. (Japan)(R)	97	294,801
NN Group NV (Netherlands)	447	14,990
Nomura Real Estate Holdings, Inc. (Japan)	7,500	139,228
ORIX Corp. (Japan)	25,200	310,724
Outfront Media, Inc.(R)	8,500	120,445
Partners Group Holding AG (Switzerland)	504	456,398
Persimmon PLC (United Kingdom)	3,999	113,090
PNC Financial Services Group, Inc. (The)	8,183	860,933
Popular, Inc. (Puerto Rico)	3,800	141,246
Prudential PLC (United Kingdom)	43,728	658,529
Quilter PLC (United Kingdom)	110,310	190,023
Radian Group, Inc.	39,115	606,674
Reinsurance Group of America, Inc.	2,000	156,880
SEI Investments Co.	2,700	148,446
Sekisui House, Ltd. (Japan)	5,600	106,612
Seven Bank, Ltd. (Japan)	37,100	101,484
Singapore Exchange, Ltd. (Singapore)	44,500	267,048
Skandinaviska Enskilda Banken AB (Sweden)(NON)	44,490	384,782
SLM Corp.	31,200	219,336
Standard Chartered PLC (United Kingdom)	31,162	169,656
Starwood Property Trust, Inc.(R)	7,600	113,696
State Street Corp.	8,908	566,103
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,293	908,181
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	7,900	221,717
Sun Communities, Inc.(R)	2,200	298,496
Sun Hung Kai Properties, Ltd. (Hong Kong)	15,500	197,535
Swiss Life Holding AG (Switzerland)	261	96,523
Swiss Prime Site AG (Switzerland)	520	48,034
Synchrony Financial	43,400	961,744
Toronto-Dominion Bank (Canada)	1,753	78,237
Tradeweb Markets, Inc. Class A(S)	1,200	69,768
VEREIT, Inc.(R)	57,500	369,725
Virtu Financial, Inc. Class A	13,200	311,520
Visa, Inc. Class A	13,900	2,685,063
Vonovia SE (Germany)	2,888	176,910
Vornado Realty Trust(R)	7,000	267,470
W.R. Berkley Corp.	3,700	211,973
Weingarten Realty Investors(R)	6,500	123,045
Zurich Insurance Group AG (Switzerland)	444	156,362

		62,305,053
Health care (5.7%)
Abbott Laboratories	21,500	1,965,745
AbbVie, Inc.	24,338	2,389,505
Advanz Pharma Corp., Ltd. (Canada)(NON)(S)	214	653
Alkermes PLC(NON)	11,900	230,920
Alnylam Pharmaceuticals, Inc.(NON)	1,700	251,787
Amgen, Inc.	16,289	3,841,924
Astellas Pharma, Inc. (Japan)	28,500	474,429
AstraZeneca PLC (United Kingdom)	7,277	758,604
AstraZeneca PLC ADR (United Kingdom)	18,887	998,933
Baxter International, Inc.	9,756	839,992
Becton Dickinson and Co.	186	44,504
Biogen, Inc.(NON)	4,500	1,203,975
BioMerieux (France)	470	64,531
Bristol-Myers Squibb Co.	20,173	1,186,172
Cardinal Health, Inc.	2,600	135,694
Chemed Corp.	200	90,214
Chugai Pharmaceutical Co., Ltd. (Japan)	3,600	192,445
Cigna Corp.	7,028	1,318,804
Coloplast A/S Class B (Denmark)	156	24,184
Dentsply Sirona, Inc.(S)	7,900	348,074
DexCom, Inc.(NON)	2,536	1,028,094
DiaSorin SpA (Italy)	1,557	297,836
Edwards Lifesciences Corp.(NON)	20,800	1,437,488
Elekta AB Class B (Sweden)	10,002	92,893
Eli Lilly and Co.	24,110	3,958,380
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	4,318	99,854
Fresenius Medical Care AG & Co., KGaA (Germany)(NON)	387	32,995
Galapagos NV (Belgium)(NON)	869	170,592
Gilead Sciences, Inc.	4,700	361,618
GlaxoSmithKline PLC (United Kingdom)	15,044	304,821
Grifols SA (Spain)	359	10,890
Hikma Pharmaceuticals PLC (United Kingdom)	5,860	161,068
Hill-Rom Holdings, Inc.	4,200	461,076
Hologic, Inc.(NON)	17,500	997,500
Humana, Inc.	4,600	1,783,650
IDEXX Laboratories, Inc.(NON)	4,529	1,495,295
Johnson & Johnson	35,038	4,927,394
Kobayashi Pharmaceutical Co., Ltd. (Japan)	900	79,067
Lonza Group AG (Switzerland)	3,078	1,623,011
M3, Inc. (Japan)	2,800	119,074
McKesson Corp.	91	13,961
Medtronic PLC	31,012	2,843,800
Merck & Co., Inc.	51,976	4,019,304
Neurocrine Biosciences, Inc.(NON)	1,000	122,000
Novartis AG (Switzerland)	19,449	1,689,936
Novo Nordisk A/S Class B (Denmark)	12,968	839,175
Ono Pharmaceutical Co., Ltd. (Japan)	4,300	125,076
PeptiDream, Inc. (Japan)(NON)	1,700	77,881
Pfizer, Inc.	49,385	1,614,889
Quest Diagnostics, Inc.	796	90,712
Quidel Corp.(NON)	2,094	468,512
Regeneron Pharmaceuticals, Inc.(NON)	4,622	2,882,510
Roche Holding AG (Switzerland)	5,881	2,036,188
Sage Therapeutics, Inc.(NON)	3,000	124,740
Sanofi (France)	484	49,242
Sartorius Stedim Biotech (France)(NON)	768	193,854
Seattle Genetics, Inc.(NON)	4,219	716,892
Shionogi & Co., Ltd. (Japan)	6,600	413,156
Smith & Nephew PLC (United Kingdom)	6,118	113,977
Sonic Healthcare, Ltd. (Australia)	2,026	42,771
Suzuken Co., Ltd. (Japan)	3,800	141,637
Thermo Fisher Scientific, Inc.	1,700	615,978
UnitedHealth Group, Inc.	7,295	2,151,660
Vertex Pharmaceuticals, Inc.(NON)	8,900	2,583,759
West Pharmaceutical Services, Inc.	2,400	545,208
Zimmer Biomet Holdings, Inc.	6,600	787,776
Zoetis, Inc.	2,087	286,002

		61,394,281
Technology (12.0%)
Accenture PLC Class A	999	214,505
Activision Blizzard, Inc.	40,879	3,102,716
Adobe, Inc.(NON)	17,167	7,472,967
Akamai Technologies, Inc.(NON)(S)	8,600	920,974
Alibaba Group Holding, Ltd. ADR (China)(NON)	2,608	562,546
Alphabet, Inc. Class A(NON)	6,216	8,814,599
Alphabet, Inc. Class C(NON)	2,561	3,620,255
Amdocs, Ltd.	6,700	407,896
Apple, Inc.	60,177	21,952,569
ASML Holding NV (Netherlands)	730	267,602
Atlassian Corp PLC Class A (Australia)(NON)	5,000	901,350
Baidu, Inc. ADR (China)(NON)	1,831	219,519
Brother Industries, Ltd. (Japan)	7,700	138,750
CACI International, Inc. Class A(NON)	1,200	260,256
Cadence Design Systems, Inc.(NON)	12,824	1,230,591
Capgemini SE (France)	1,157	132,350
Cisco Systems, Inc.	120,745	5,631,547
Cognizant Technology Solutions Corp. Class A	1,408	80,003
CompuGroup Medical SE & Co. KgaA (Germany)	4,299	338,050
Dassault Systemes SA (France)	2,608	449,472
DocuSign, Inc.(NON)	18,905	3,255,630
Dropbox, Inc. Class A(NON)	9,700	211,169
DXC Technology Co.	1,463	24,140
Dynatrace, Inc.(NON)	5,631	228,619
eBay, Inc.	77,800	4,080,610
Electronic Arts, Inc.(NON)	1,404	185,398
Everbridge, Inc.(NON)(S)	4,834	668,832
F5 Networks, Inc.(NON)	443	61,790
Facebook, Inc. Class A(NON)	13,425	3,048,415
Fidelity National Information Services, Inc.	20,857	2,796,715
Fiserv, Inc.(NON)	454	44,319
Fortinet, Inc.(NON)	8,800	1,207,976
FUJIFILM Holdings Corp. (Japan)	1,200	51,346
Fujitsu, Ltd. (Japan)	1,800	210,697
Garmin, Ltd.	4,800	468,000
GoDaddy, Inc. Class A(NON)	11,000	806,630
Hoya Corp. (Japan)	6,000	574,590
Intel Corp.	2,207	132,045
Intuit, Inc.	12,164	3,602,855
Itochu Techno-Solutions Corp. (Japan)	7,200	269,838
Jack Henry & Associates, Inc.	4,800	883,344
Kakaku.com, Inc. (Japan)	3,600	91,161
KLA Corp.	5,200	1,011,296
Lam Research Corp.	2,700	873,342
Lasertec Corp. (Japan)	2,200	207,449
Leidos Holdings, Inc.	7,100	665,057
Logitech International SA (Switzerland)	3,544	231,084
Maxim Integrated Products, Inc.	678	41,094
Microsoft Corp.	95,533	19,441,921
MinebeaMitsumi, Inc. (Japan)	15,100	273,777
NEC Corp. (Japan)	1,200	57,548
Nexon Co., Ltd. (Japan)	11,000	248,443
Nomura Research Institute, Ltd. (Japan)	8,800	240,120
NortonLifeLock, Inc.	8,562	169,784
NVIDIA Corp.	8,445	3,208,340
NXP Semiconductors NV	3,719	424,115
Okta, Inc.(NON)	7,400	1,481,702
Oracle Corp.	3,931	217,266
Oracle Corp. (Japan)	600	70,797
Otsuka Corp. (Japan)	4,900	258,090
Qorvo, Inc.(NON)	310	34,264
Qualcomm, Inc.	60,200	5,490,842
Renesas Electronics Corp. (Japan)(NON)	43,900	224,632
RingCentral, Inc. Class A(NON)	2,469	703,690
Roku, Inc.(NON)	1,900	221,407
Roper Technologies, Inc.	1,579	613,063
Salesforce.com, Inc.(NON)	7,359	1,378,561
Samsung Electronics Co., Ltd. (Preference) (South Korea)	9,173	358,226
SAP AG (Germany)	173	24,081
ServiceNow, Inc.(NON)	5,400	2,187,324
SMC Corp. (Japan)	300	153,120
SoftBank Group Corp. (Japan)	1,300	65,504
Software AG (Germany)(NON)	7,091	285,871
Synopsys, Inc.(NON)	5,865	1,143,675
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	28,000	296,297
Take-Two Interactive Software, Inc.(NON)	8,000	1,116,560
Texas Instruments, Inc.	13,370	1,697,589
Thales SA (France)	4,719	380,651
Tokyo Electron, Ltd. (Japan)	1,200	294,495
Tyler Technologies, Inc.(NON)	63	21,853
Ubisoft Entertainment SA (France)(NON)	3,213	264,622
Veeva Systems, Inc. Class A(NON)	8,200	1,922,244
Xilinx, Inc.	16,800	1,652,952

		129,275,384
Transportation (0.6%)
Aena SME SA (Spain)(NON)	1,370	182,385
Aurizon Holdings, Ltd. (Australia)	65,024	221,389
CH Robinson Worldwide, Inc.	978	77,321
Copa Holdings SA Class A (Panama)	2,000	101,120
Delta Air Lines, Inc.	33,000	925,650
Deutsche Post AG (Germany)(NON)	17,005	620,337
Expeditors International of Washington, Inc.	2,761	209,946
Hankyu Hanshin Holdings, Inc. (Japan)	3,100	104,782
Japan Airlines Co., Ltd. (Japan)	6,400	115,362
Kyushu Railway Co. (Japan)	400	10,378
MTR Corp. (Hong Kong)	9,000	46,551
Norfolk Southern Corp.	300	52,671
Odakyu Electric Railway Co., Ltd. (Japan)	5,300	130,271
Southwest Airlines Co.	23,064	788,328
Union Pacific Corp.	13,885	2,347,537
United Airlines Holdings, Inc.(NON)(S)	13,500	467,235
West Japan Railway Co. (Japan)	3,100	173,826
Yangzijiang Shipbuilding Holdings, Ltd. (China)	169,500	113,247

		6,688,336
Utilities and power (1.3%)
AES Corp. (The)	36,100	523,089
AGL Energy, Ltd. (Australia)	24,797	292,457
Ameren Corp.	8,160	574,138
American Electric Power Co., Inc.	33,783	2,690,479
CenterPoint Energy, Inc.	24,700	461,149
Chubu Electric Power Co., Inc. (Japan)	4,000	50,313
Chugoku Electric Power Co., Inc. (The) (Japan)	3,300	44,063
CLP Holdings, Ltd. (Hong Kong)	17,000	166,477
Consolidated Edison, Inc.	2,461	177,020
E.ON SE (Germany)	26,915	302,599
Enel SpA (Italy)	48,500	417,836
Eni SpA (Italy)	22,190	211,299
Entergy Corp.	6,100	572,241
Exelon Corp.	65,502	2,377,067
HK Electric Investments & HK Electric Investments, Ltd. (Units) (Hong Kong)	18,000	18,699
IDACORP, Inc.	1,600	139,792
Kinder Morgan, Inc.	69,889	1,060,216
National Grid PLC (United Kingdom)	1,835	22,470
NRG Energy, Inc.	33,963	1,105,835
Pinnacle West Capital Corp.	5,938	435,196
Public Service Enterprise Group, Inc.	14,800	727,568
Snam SpA (Italy)	42,905	208,683
Southern Co. (The)	2,900	150,365
SSE PLC (United Kingdom)	17,452	294,659
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	1,608
Vistra Energy Corp.	29,200	543,704

		13,569,022

Total common stocks (cost $377,600,878)		$453,121,633

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$849,069	$942,537
5.00%, 5/20/49	25,616	28,803
4.70%, with due dates from 5/20/67 to 8/20/67	200,305	229,094
4.621%, 6/20/67	97,521	111,071
4.51%, 3/20/67	102,437	116,047
4.50%, 5/20/49	31,474	34,515
4.00%, TBA, 7/1/50	1,000,000	1,060,234
3.50%, TBA, 7/1/50	65,000,000	68,590,236

		71,112,537
U.S. Government Agency Mortgage Obligations (21.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	352,827	386,550
3.00%, with due dates from 2/1/47 to 1/1/48	26,962,430	28,416,342
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	723,338	799,031
4.00%, with due dates from 6/1/48 to 4/1/49	25,612,262	27,133,413
3.50%, 6/1/56	679,476	745,440
3.00%, with due dates from 4/1/46 to 11/1/48	23,101,831	24,418,015
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/50	8,000,000	8,912,491
4.50%, TBA, 7/1/50	1,000,000	1,074,531
4.00%, TBA, 7/1/50	36,000,000	38,151,562
3.00%, TBA, 8/1/50	9,000,000	9,461,250
3.00%, TBA, 7/1/50	14,000,000	14,745,391
3.00%, TBA, 7/1/35	28,000,000	29,424,063
2.50%, TBA, 8/1/50	8,000,000	8,325,313
2.50%, TBA, 7/1/50	32,000,000	33,364,998

		225,358,390

Total U.S. government and agency mortgage obligations (cost $292,479,879)		$296,470,927

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 9/15/21(i)	$109,000	$113,264
2.00%, 2/15/25(i)	96,000	104,343
2.00%, 10/31/21(i)	109,000	112,019

Total U.S. treasury obligations (cost $329,626)		$329,626

CORPORATE BONDS AND NOTES (24.7%)(a)
		Principal amount	Value
Basic materials (1.1%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$10,000	$9,250
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		110,000	112,613
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)		105,000	122,981
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		35,000	34,234
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		75,000	66,938
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		125,000	119,375
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		130,000	130,975
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		200,000	201,500
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		83,000	84,971
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		125,000	113,346
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		280,000	295,565
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		220,000	233,673
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		200,000	197,940
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		110,000	118,558
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		688,000	756,563
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		25,000	22,592
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		155,000	162,750
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		40,000	40,800
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		765,000	825,750
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		50,000	49,000
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		215,000	214,463
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27		464,000	481,857
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		435,000	476,154
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		467,000	507,479
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		120,000	122,144
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		95,000	90,250
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		438,000	498,435
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		405,000	434,780
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		40,000	40,851
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		85,000	85,655
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	36,050
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		50,000	49,109
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		15,000	14,925
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		55,000	54,049
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	51,700
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		190,000	189,763
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	66,850
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		120,000	148,325
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		520,000	583,766
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)		110,000	116,590
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		290,000	336,535
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		225,000	248,465
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25		30,000	30,863
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		125,000	125,938
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	63,538
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	509,077
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		11,000	11,361
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		90,000	104,625
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		60,000	61,650
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25		130,000	105,950
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		70,000	70,700
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		30,000	27,750
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		15,000	15,150
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		115,000	113,563
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		160,000	161,859
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.375%, 8/15/25		30,000	30,150
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		65,000	64,025
W. R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		70,000	70,912
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		515,000	728,394
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		175,000	248,841
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		208,000	287,725
W.R. Grace & Co. - Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		90,000	94,725

			11,474,365
Capital goods (1.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		150,000	148,875
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		70,000	72,188
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		75,000	74,165
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	197,875
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		8,000	8,012
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		85,000	85,531
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		50,000	51,250
Berry Global, Inc. 144A notes 4.50%, 2/15/26		30,000	29,555
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25		400,000	435,921
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		140,000	91,700
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		25,000	16,375
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		70,000	72,800
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		40,000	41,486
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		65,000	66,788
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		60,000	61,142
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	76,050
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		570,000	591,720
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		160,000	166,294
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		100,000	103,500
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		60,000	65,250
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		174,000	182,700
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		150,000	153,750
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	314,216
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		130,000	125,125
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	484,764
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		460,000	524,218
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		502,000	574,585
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		376,000	444,769
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		860,000	961,766
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		334,000	365,358
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30		62,000	62,438
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30		235,000	246,906
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		40,000	41,600
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		20,000	20,625
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		95,000	95,470
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		150,000	123,000
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		745,000	877,523
Raytheon Technologies Corp. 144A sr. unsec. unsub. bonds 4.875%, 10/15/40		195,000	248,326
Raytheon Technologies Corp. 144A sr. unsec. unsub. notes 2.50%, 12/15/22		815,000	844,763
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		170,000	170,850
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		225,000	176,794
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		50,000	29,375
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		145,000	151,525
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		85,000	85,850
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		15,000	14,194
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		15,000	14,026
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		75,000	68,324
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		135,000	117,815
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		58,000	55,378
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		20,000	21,020
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		235,000	234,417
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		430,000	482,882
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		195,000	186,126
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		100,000	105,750
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		50,000	52,657

			11,115,362
Communication services (2.7%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		892,000	975,986
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		339,000	361,828
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		735,000	789,368
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30		184,000	215,639
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		2,060,000	2,356,548
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		1,382,000	1,556,507
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		463,000	503,904
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	679,742
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		140,000	144,943
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		385,000	406,175
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		70,000	70,875
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	51,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		90,000	93,091
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		894,000	1,182,089
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		590,000	653,025
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		325,000	372,477
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		126,000	148,796
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		290,000	355,821
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		263,000	317,609
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	938,083
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		495,000	528,991
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		82,000	124,725
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		250,000	279,309
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		1,050,000	1,204,513
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		80,000	77,256
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		340,000	375,344
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		395,000	443,979
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	622,463
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		54,000	58,036
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		455,000	506,723
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		202,000	212,605
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		90,000	94,275
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		260,000	283,725
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	254,990
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		300,000	298,500
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		80,000	87,280
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		340,000	369,770
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		30,000	31,572
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27		20,000	19,031
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)		175,000	60,375
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		70,000	66,150
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		4,000	4,057
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)		215,000	130,075
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		110,000	110,825
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		70,000	69,920
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		19,000	19,879
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		410,000	499,971
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		227,000	276,373
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		110,000	129,841
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		380,000	427,975
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		164,000	171,929
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		335,000	344,213
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		20,000	20,081
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		15,000	15,788
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		30,000	30,721
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		110,000	116,204
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		40,000	40,478
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		387,000	430,715
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		926,000	1,026,166
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	507,634
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,235,000	1,489,647
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37		505,000	676,075
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	954,661
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		2,580,000	3,105,088
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		129,000	133,354
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		275,000	285,349
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28		45,000	43,763

			29,233,900
Consumer cyclicals (2.7%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		415,000	444,569
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		239,000	247,808
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,401,990
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		524,000	548,535
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30		215,000	217,602
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		30,000	29,700
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	48,589
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		405,000	457,231
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		170,000	174,501
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		605,000	610,316
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		45,000	42,062
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		30,000	28,500
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		50,000	43,000
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		45,000	47,025
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		105,000	100,413
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		45,000	48,825
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		140,000	146,300
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		40,000	35,000
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		17,000	14,365
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	20,900
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		70,000	67,200
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24		60,000	55,656
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		160,000	128,000
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		33,000	33,248
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		155,000	134,850
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	86,850
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		205,000	109,163
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30		149,000	162,827
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		400,000	427,095
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,543,000
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		15,000	16,205
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		25,000	25,375
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		75,000	67,313
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		115,000	100,050
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		140,000	151,508
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24		192,000	212,823
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		40,000	42,350
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		70,000	76,213
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		60,000	61,443
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		20,000	20,234
General Motors Co. sr. unsec. notes 6.125%, 10/1/25		75,000	84,276
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,192,000	1,237,372
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		200,000	208,512
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		93,000	97,218
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		336,000	352,583
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23		810,000	878,093
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		170,000	175,100
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		135,000	142,763
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		40,000	40,450
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	59,700
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		683,000	666,779
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	452,293
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	495,813
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		130,000	120,978
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		576,000	606,066
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		83,261	82,428
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		190,911	174,684
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		50,000	58,688
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,485,000	1,663,200
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	27,625
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,312,000	1,524,991
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		45,000	44,775
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		150,000	146,625
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		50,000	48,000
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		55,000	52,800
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		45,000	46,969
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		55,000	45,100
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		110,000	96,663
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		25,000	25,813
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		20,000	20,024
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		20,000	21,855
Levi Strauss & Co. 144A sr. unsec. unsub. notes 5.00%, 5/1/25		45,000	45,169
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		90,000	85,050
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		95,000	92,625
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		40,000	36,000
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	59,150
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	51,500
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		25,000	24,887
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		255,000	264,592
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		123,000	133,622
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	40,900
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		140,000	139,300
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		110,000	105,600
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		145,000	149,350
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		145,000	121,075
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		95,000	94,050
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		80,000	85,724
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		120,000	113,700
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		85,000	85,638
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		140,000	138,958
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		150,000	147,375
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		175,000	174,381
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		85,000	91,472
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		840,000	937,358
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		37,000	37,000
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25		65,000	65,426
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		30,000	27,150
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	69,966
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		53,000	53,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		45,000	44,888
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		100,000	94,250
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		140,000	175,350
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		205,000	223,573
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		120,000	120,792
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		140,000	148,400
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23		20,000	19,825
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		90,000	97,294
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		355,000	417,823
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		125,000	131,719
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		160,000	128,000
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		50,000	40,000
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		150,000	154,313
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		100,000	92,500
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		45,000	47,368
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		900,000	918,000
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		105,000	93,844
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		105,000	108,544
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		30,000	30,825
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	49,375
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		120,000	123,300
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		810,000	820,125
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,138
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		100,000	84,625
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	87,750
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		155,000	148,606
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		45,000	38,700
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		50,000	50,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		50,000	51,351
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21		120,000	122,998
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		55,000	58,300
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		100,000	95,500
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		115,000	108,316
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		636,000	712,770
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		298,000	312,822
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	152,252
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32		3,000	3,373
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		281,000	475,376
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		52,000	51,610
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		130,000	110,500
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		80,000	81,000
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	31,041
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		70,000	67,375
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		60,000	62,850
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		85,000	81,813
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		130,000	112,385
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		125,000	111,719
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	30,216

			28,731,132
Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		130,000	129,188
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		70,000	68,613
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		90,000	87,188
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	30,694
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		130,000	130,000
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		90,000	97,200
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		810,000	909,457
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		338,000	450,618
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		404,000	488,151
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		133,000	138,137
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		125,000	125,922
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		55,000	55,275
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		885,000	909,656
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		170,000	153,000
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		37,893	42,750
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,663
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		55,000	56,868
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		385,000	387,846
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	384,314
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	421,978
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/20		2,000,000	2,017,577
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		90,000	76,050
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		50,000	50,875
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		135,000	76,275
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		170,000	122,188
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	51,535
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		70,000	69,738
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		461,000	552,942
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		414,000	477,360
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23		176,000	191,807
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		80,000	82,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		80,000	81,500
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	61,500
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		135,000	148,538
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		150,000	151,182
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		99,000	103,454
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		75,000	79,463
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		472,000	488,520
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		25,000	25,938
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		110,000	114,461
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		50,000	50,438
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		425,000	437,948
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23		72,000	74,573
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	58,000
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	96,234
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		160,000	182,200
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		55,000	60,236
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		30,000	32,175
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	57,601
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		90,000	94,447
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		58,000	58,000
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		102,000	99,195
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		50,000	50,750
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		20,000	21,575

			11,473,793
Energy (1.8%)
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		150,000	141,563
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		88,000	81,400
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		102,000	73,695
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		55,000	45,185
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		65,000	57,399
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		128,000	123,860
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		89,000	75,873
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		45,000	27,450
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		445,000	486,379
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	777,614
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22 (In default)(NON)		55,000	1,891
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		80,000	78,296
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		135,000	125,451
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		80,000	89,662
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		546,000	599,983
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21		260,000	263,573
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		40,000	37,400
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		30,000	27,975
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		70,000	63,438
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		55,000	58,592
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		50,000	44,011
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		39,000	38,220
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		140,000	134,008
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		70,000	70,350
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		135,000	121,500
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21 (In default)(NON)		69,000	26,393
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		75,000	86,926
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		50,000	58,681
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		40,000	39,049
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		290,000	291,577
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		70,000	72,056
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		55,000	58,851
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		205,000	196,800
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		100,000	100,782
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,080,000	1,072,713
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24		418,000	465,361
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25		186,000	190,024
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		975,000	746,066
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45		120,000	123,675
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22		345,000	361,388
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		50,000	57,550
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		690,000	722,911
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	229,758
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		560,000	564,496
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21		396,000	400,552
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		95,000	91,430
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		220,000	217,688
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		50,000	47,625
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		80,000	74,400
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		125,000	154,723
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		9,000	7,718
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		87,000	81,181
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		50,000	41,563
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		170,000	68,850
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		50,000	30,750
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		50,000	30,750
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		80,000	80,153
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		50,000	48,750
Noble Energy, Inc. sr. unsec. sub. notes 3.90%, 11/15/24		75,000	75,456
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		45,000	900
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		45,000	11,700
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		47,000	7,755
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		85,000	14,025
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		35,000	29,907
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		110,000	92,950
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		85,000	84,363
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		50,000	42,250
Occidental Petroleum Corp. sr. unsec. unsub. notes Ser. 1, 4.10%, 2/1/21		105,000	105,420
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	211,256
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		274,000	305,176
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,815,000	1,939,781
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		444,000	463,425
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		116,000	121,365
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		38,000	39,482
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		270,000	6,480
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		159,000	132,689
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)		902,000	793,986
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		140,000	89,600
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	25,709
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		284,000	304,862
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	135,138
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		128,000	143,218
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	1,074,995
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)		150,000	151,602
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	19,600
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		55,000	29,563
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		85,000	42,745
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		57,000	41,610
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		340,000	365,838
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		150,000	129,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	31,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		50,000	50,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		400,000	376,152
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		30,000	28,969
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)		264,000	270,017
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		410,000	402,825
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		41,750	36,531
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		75,000	63,750
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		45,000	12,600
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		100,000	96,625
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		50,000	48,000
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom) (In default)(NON)		50,000	3,750
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	29,428
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	66,600
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		70,000	67,900
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		40,000	35,200
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		75,000	72,071
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		85,000	79,406

			19,289,928
Financials (7.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		90,000	83,700
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		450,000	450,000
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21		15,000	15,002
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		375,000	383,641
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,290,000	1,225,538
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		65,000	64,780
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		125,000	161,291
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		40,000	42,802
American Express Co. sr. unsec. notes 2.65%, 12/2/22		490,000	513,222
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		196,000	249,900
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,400,000	1,447,068
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20		969,000	970,202
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	221,876
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	223,634
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	448,747
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		303,000	322,316
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		25,000	26,867
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		735,000	770,568
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22		528,000	540,846
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,355,000	2,597,268
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 1.073%, 9/15/26		100,000	95,454
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	1,234,625
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		620,000	633,452
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		68,000	73,189
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)		325,000	335,326
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		280,000	290,459
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		780,000	782,100
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		860,000	860,793
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	195,147
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21		70,000	71,472
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		235,000	238,247
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	221,394
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		895,000	977,217
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	153,141
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		328,000	347,964
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		104,000	115,526
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		25,000	28,155
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		182,000	206,587
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		72,000	73,350
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		794,000	822,615
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		45,000	45,956
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,519,000	2,804,607
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		885,000	891,178
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		576,000	649,269
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22		470,000	498,108
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21		284,000	292,560
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	349,802
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	439,542
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		340,000	388,296
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		90,000	96,456
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		80,000	88,542
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	1,127,584
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,110,000	1,116,297
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	274,688
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22		550,000	570,609
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		225,000	235,406
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	343,368
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	1,103,620
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.45%, 4/16/21 (United Kingdom)		250,000	255,928
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,275,000	1,315,982
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		492,000	589,639
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		210,000	225,488
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,170,000	1,210,665
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		85,000	81,600
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,195,000	1,280,009
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	195,302
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		93,000	80,910
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	383,759
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		85,000	84,150
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		80,000	77,600
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		85,000	92,429
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		50,000	54,630
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		100,000	97,000
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		916,000	1,065,754
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22		115,000	124,067
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	2,295,510
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		289,000	302,901
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,870,000	1,889,616
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		155,000	168,898
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		130,000	129,727
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		565,000	607,214
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		65,000	65,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		95,000	95,067
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		60,000	57,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		60,000	56,412
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		355,000	396,622
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		44,000	45,540
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		135,000	126,056
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		140,000	126,700
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	43,650
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		64,000	65,494
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		456,000	406,980
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.392%, 5/15/47		293,000	203,905
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,495,000	3,051,333
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,931,290
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		192,000	203,632
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	300,668
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		100,000	80,000
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	328,079
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		425,000	464,666
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		145,000	146,813
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		410,000	410,773
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		795,000	795,482
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		305,000	411,737
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		344,000	409,606
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	487,872
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22		450,000	466,313
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23		570,000	589,944
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		936,000	964,027
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	483,098
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	921,175
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		2,470,000	2,788,732
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21		337,000	354,864
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		430,000	444,966
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)		785,000	793,692
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		25,000	26,438
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		85,000	87,231
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		50,000	47,500
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		290,000	305,968
New York Life Global Funding 144A notes 1.10%, 5/5/23		1,430,000	1,459,955
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		650,000	660,513
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22		830,000	846,889
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22		148,000	154,386
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		192,000	202,175
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		80,000	84,150
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		125,000	116,875
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		50,000	53,125
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		242,000	246,538
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		630,000	656,057
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)		20,000	20,821
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	512,326
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	205,718
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		200,000	234,614
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	466,223
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	36,874
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		40,000	42,762
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	46,575
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	49,500
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		75,000	76,945
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		105,000	98,175
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		110,000	100,100
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		900,000	902,633
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		435,000	531,826
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		50,000	51,500
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		95,000	79,325
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		1,125,000	1,160,713
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		807,000	907,899
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		390,000	389,834
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		255,000	234,875
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22		524,000	541,252
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22		248,000	259,912
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)		1,960,000	2,048,200
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		433,000	492,287
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)		640,000	652,642
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	617,433
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		105,000	105,919
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		228,000	236,550
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,291,000	1,292,575
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		790,000	804,861
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		100,000	117,897
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		885,000	913,268

			81,138,557
Health care (2.6%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22		176,000	183,051
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29		2,720,000	2,993,064
AbbVie, Inc. 144A sr. unsec. sub. notes 3.80%, 3/15/25		525,000	582,496
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		110,000	77,550
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	659,912
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	773,328
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		110,000	117,425
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	111,107
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$65,000	66,625
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		40,000	37,950
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		90,000	94,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	46,350
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		75,000	75,375
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		130,000	131,855
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		40,000	37,660
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		115,000	119,313
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		225,000	238,075
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		705,000	749,030
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		299,000	348,337
Bristol-Myers Squibb Co. 144A sr. unsec. notes 3.25%, 8/15/22		575,000	606,992
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24		1,266,000	1,369,485
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.25%, 8/15/21		450,000	458,437
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		225,000	237,375
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		65,000	65,731
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		35,000	36,407
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		55,000	56,632
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		45,000	46,650
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		340,000	320,025
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	42,534
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		84,000	56,280
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		135,000	126,900
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		720,000	781,550
Cigna Corp. 144A company guaranty sr. unsec. unsub. notes 3.90%, 2/15/22		443,000	465,549
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,768,000	2,196,920
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23		405,000	434,943
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		217,533	232,755
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		265,000	294,600
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		115,000	127,512
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		80,000	92,426
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		208,000	229,442
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		212,000	258,172
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		210,000	228,638
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		50,000	48,159
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		50,000	50,490
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		30,000	30,713
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		20,000	20,354
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		17,000	10,158
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		28,000	30,209
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	818,085
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		172,000	186,774
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		15,000	15,075
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	1,432,674
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		40,000	40,700
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	598,629
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21		362,000	367,672
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	1,208,344
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	145,260
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		200,000	208,501
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		284,000	289,325
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		60,000	58,787
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		170,000	178,500
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		25,000	24,813
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		25,000	26,594
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		200,000	197,340
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		270,000	262,913
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	211,376
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	646,953
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,455,000	1,720,949
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		242,000	250,484
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	561,717
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30		181,000	189,494
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27		535,000	551,869
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		540,000	635,979
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		353,000	362,960

			27,590,808
Technology (2.6%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		362,000	372,434
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		505,000	541,041
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,873,659
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		275,000	303,861
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		175,000	188,461
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21		296,000	302,453
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23		1,095,000	1,106,536
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	461,458
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	561,628
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		145,000	145,906
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		30,000	31,455
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		50,000	51,750
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		534,000	577,049
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,225,000	1,296,353
Broadcom, Inc. 144A company guaranty sr. unsec. sub. notes 4.15%, 11/15/30		380,000	412,939
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39		315,000	469,399
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		520,000	575,347
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21		396,000	400,832
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		45,000	46,125
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		30,000	30,300
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		35,000	40,222
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		843,000	966,479
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		75,000	77,695
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		144,000	192,066
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		45,000	47,433
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		648,000	759,282
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		107,000	118,556
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		349,000	411,971
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		330,000	370,960
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		820,000	962,193
Google, LLC sr. unsec. notes 3.375%, 2/25/24		540,000	593,721
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		675,000	693,673
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		34,000	34,170
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		722,000	778,865
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		50,000	50,318
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,800,000	1,964,617
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		1,170,000	1,456,984
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		150,000	154,786
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,385,000	1,403,960
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		668,000	690,698
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,105,000	1,289,168
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	425,250
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		990,000	1,070,864
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		483,000	504,644
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21		485,000	493,289
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		250,000	217,813
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		75,000	78,000
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		1,560,000	1,821,075
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		55,000	55,963
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		65,000	66,300
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		40,000	41,000
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		260,000	263,250
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		155,000	153,741
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		215,000	228,165
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		55,000	56,840

			28,282,997
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	452,501
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		61,000	63,504
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	221,520
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		315,000	333,559
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		225,000	230,531

			1,301,615
Utilities and power (1.5%)
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		382,000	391,550
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		45,000	46,688
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		35,000	36,043
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		575,000	676,177
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		55,000	68,120
Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21		245,000	249,921
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		45,000	39,051
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		25,000	23,558
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		40,000	37,400
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		60,000	60,583
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		150,000	146,250
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		25,000	29,733
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	294,971
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	242,240
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		570,000	695,387
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	858,214
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		585,000	676,043
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		200,000	215,187
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		495,000	562,954
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		395,000	449,399
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		286,000	297,850
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,310,000	1,437,540
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		276,000	312,231
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		459,000	581,670
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		635,000	820,552
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		164,000	175,332
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		92,000	109,014
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		505,000	509,238
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	220,997
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,080,000	1,131,212
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		17,000	23,760
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	79,125
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		20,000	20,875
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		40,000	42,200
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		619,000	649,674
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		383,000	404,300
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		40,000	42,000
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		350,000	362,200
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	152,886
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	670,684
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		160,000	156,533
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26 (In default)(NON)		95,000	102,363
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		280,000	277,102
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		295,000	312,285
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	15,882
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	304,286
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		54,000	81
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	62,550
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		65,000	65,731
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		371,000	390,052
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		408,000	421,087
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		55,000	56,449
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		125,000	127,555

			16,134,765

Total corporate bonds and notes (cost $247,603,835)			$265,767,222

MORTGAGE-BACKED SECURITIES (4.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$56,231	$103,830
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.665%, 12/15/36	71,863	116,066
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.306%, 3/15/35	103,227	143,135
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.473%, 6/15/34	51,607	63,121
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.765%, 3/15/41	718,419	144,553
REMICs Ser. 3391, PO, zero %, 4/15/37	4,856	4,549
REMICs Ser. 3300, PO, zero %, 2/15/37	23,181	21,658
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	2,032	1,938
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	3,152	2,865
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 38.793%, 7/25/36	17,879	34,902
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 23.89%, 3/25/36	66,150	118,892
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.697%, 8/25/35	26,229	37,103
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.552%, 12/25/35	27,186	39,521
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 16.914%, 11/25/34	11,401	13,628
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	8,750	8,626
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	13,305	12,322
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,158	1,077
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,918	1,765
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 6/20/43	934,201	184,774
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,070,412	196,364
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	200,383	36,570
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	42,572	6,811
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	2,068,280	255,954
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	1,865,076	159,240
Ser. 13-14, IO, 3.50%, 12/20/42	531,766	39,882
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	786,544	35,394
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	706,464	23,455
Ser. 15-H25, Class BI, IO, 2.763%, 10/20/65(WAC)	2,634,064	241,807
Ser. 16-H16, Class EI, IO, 1.916%, 6/20/66(WAC)	2,969,972	294,918
Ser. 15-H26, Class EI, IO, 1.694%, 10/20/65(WAC)	1,493,772	124,879
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,509	1,358

		2,470,957
Commercial mortgage-backed securities (2.1%)
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)	146,108	102,276
FRB Ser. 06-PW11, Class C, 5.802%, 3/11/39 (In default)(NON)(WAC)	93,665	2,810
FRB Ser. 06-PW14, Class X1, IO, 0.496%, 12/11/38(WAC)	207,734	2,140
CD Commercial Mortgage Trust Ser. 17-CD3, Class A4, 3.631%, 2/10/50	220,000	245,379
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.292%, 4/15/44(WAC)	279,000	271,116
FRB Ser. 11-C2, Class D, 5.93%, 12/15/47(WAC)	129,000	126,420
FRB Ser. 11-C2, Class E, 5.93%, 12/15/47(WAC)	411,000	375,908
Citigroup Commercial Mortgage Trust
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	221,000	234,601
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	291,000	296,328
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.261%, 3/10/47(WAC)	178,000	151,334
FRB Ser. 06-C5, Class XC, IO, 0.72%, 10/15/49(WAC)	4,046,103	55
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.882%, 7/15/47(WAC)	246,000	214,360
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	258,858
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	317,000	346,086
Ser. 15-LC19, Class A4, 3.183%, 2/10/48	214,000	228,359
FRB Ser. 13-LC13, Class XA, IO, 1.295%, 8/10/46(WAC)	5,136,995	147,404
FRB Ser. 14-UBS4, Class XA, IO, 1.262%, 8/10/47(WAC)	3,720,531	131,111
FRB Ser. 14-CR18, Class XA, IO, 1.152%, 7/15/47(WAC)	1,240,195	41,683
FRB Ser. 14-CR17, Class XA, IO, 1.133%, 5/10/47(WAC)	3,758,663	116,357
FRB Ser. 14-UBS6, Class XA, IO, 1.038%, 12/10/47(WAC)	4,259,657	134,609
FRB Ser. 14-CR14, Class XA, IO, 0.732%, 2/10/47(WAC)	12,057,563	214,797
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.05%, 7/10/46(WAC)	719,000	684,788
FRB Ser. 13-CR11, Class C, 5.286%, 8/10/50(WAC)	344,000	331,415
FRB Ser. 13-CR9, Class D, 4.386%, 7/10/45(WAC)	337,000	240,012
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.386%, 5/15/38(WAC)	69,546	3,478
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.412%, 4/15/50(WAC)	708,000	673,130
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44(WAC)	1,246,000	1,234,511
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30(WAC)	2,107,000	250,665
Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 1.006%, 9/25/29(WAC)	5,586,839	390,316
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.642%, 2/10/46(WAC)	5,794,307	179,429
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47(WAC)	895,000	812,937
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	311,000	332,894
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	273,000	292,629
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	317,000	339,272
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.133%, 8/10/43(WAC)	535,000	374,500
FRB Ser. 11-GC3, Class C, 5.824%, 3/10/44(WAC)	298,000	293,902
FRB Ser. 11-GC3, Class D, 5.824%, 3/10/44(WAC)	613,000	595,404
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	114,000	116,575
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	211,000	217,845
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.833%, 4/15/47(WAC)	268,000	252,212
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47(WAC)	281,000	240,617
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	390,000	375,262
FRB Ser. 14-C25, Class XA, IO, 0.999%, 11/15/47(WAC)	3,515,103	106,490
FRB Ser. 14-C19, Class XA, IO, 0.903%, 4/15/47(WAC)	4,466,119	79,224
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	244,000	260,204
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	296,000	214,531
FRB Ser. 13-LC11, Class XA, IO, 1.392%, 4/15/46(WAC)	2,847,702	81,068
FRB Ser. 06-LDP8, Class X, IO, 0.289%, 5/15/45(WAC)	967,475	7
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.822%, 11/15/43(WAC)	278,000	261,767
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45(WAC)	553,000	270,970
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47(WAC)	119,000	108,279
FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37(WAC)	11,762	76
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.499%, 11/15/40(WAC)	197,570	19
LSTAR Commercial Mortgage Trust 144A
Ser. 17-5, Class AS, 4.021%, 3/10/50	198,000	213,788
FRB Ser. 15-3, Class B, 3.36%, 4/20/48(WAC)	713,000	748,878
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	10,238	—
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	24,992	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.111%, 2/15/47(WAC)	314,000	302,810
FRB Ser. 14-C17, Class C, 4.657%, 8/15/47(WAC)	322,000	292,240
FRB Ser. 14-C17, Class XA, IO, 1.265%, 8/15/47(WAC)	3,324,568	106,296
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.832%, 8/15/45(WAC)	414,000	359,432
FRB Ser. 12-C6, Class D, 4.76%, 11/15/45(WAC)	265,000	236,373
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	58,366	11,673
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.419%, 7/15/49(WAC)	206,000	204,637
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	12,721
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.203%, 12/15/50(WAC)	3,303,774	185,512
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.755%, 5/10/45(WAC)	266,000	240,256
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 5.046%, 5/10/63(WAC)	319,000	153,459
FRB Ser. 12-C4, Class XA, IO, 1.759%, 12/10/45(WAC)	893,118	25,206
FRB Ser. 12-C2, Class XA, IO, 1.456%, 5/10/63(WAC)	12,316,381	266,007
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.411%, 7/15/46(WAC)	251,000	257,008
FRB Ser. 13-LC12, Class C, 4.411%, 7/15/46(WAC)	409,000	354,661
FRB Ser. 14-LC16, Class XA, IO, 1.265%, 8/15/50(WAC)	4,846,847	165,862
FRB Ser. 16-LC25, Class XA, IO, 1.123%, 12/15/59(WAC)	4,794,530	202,622
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.411%, 7/15/46(WAC)	507,000	368,398
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	629,000	694,252
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	218,000	230,435
Ser. 13-UBS1, Class A4, 4.079%, 3/15/46(WAC)	292,000	316,750
Ser. 12-C8, Class AS, 3.66%, 8/15/45	509,000	526,194
Ser. 13-C12, Class AS, 3.56%, 3/15/48	479,000	482,684
Ser. 13-C11, Class AS, 3.311%, 3/15/45	290,000	299,797
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.852%, 3/15/44(WAC)	682,000	350,232
FRB Ser. 11-C2, Class D, 5.85%, 2/15/44(WAC)	962,000	942,989
FRB Ser. 11-C5, Class D, 5.845%, 11/15/44(WAC)	357,000	347,304
Ser. 11-C4, Class E, 5.39%, 6/15/44(WAC)	123,000	56,907
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45(WAC)	291,000	219,191
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46(WAC)	153,000	102,331
FRB Ser. 12-C10, Class XA, IO, 1.679%, 12/15/45(WAC)	2,172,568	65,218
FRB Ser. 12-C9, Class XB, IO, 0.875%, 11/15/45(WAC)	6,676,000	98,805

		22,697,347
Residential mortgage-backed securities (non-agency) (2.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.375%, 5/25/47	603,200	305,791
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	144,974	145,991
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	226,189	228,998
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.865%, 4/20/35	195,064	188,456
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.785%, 9/25/45	111,950	102,251
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.685%, 10/25/29 (Bermuda)	471,000	422,628
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 1.535%, 8/25/28 (Bermuda)	188,531	185,437
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.266%, 5/25/35(WAC)	284,824	285,600
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	170,070	170,342
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.464%, 8/25/46	119,213	104,193
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.444%, 6/25/46	417,080	365,620
FRB Ser. 05-27, Class 1A1, 2.161%, 8/25/35(WAC)	84,922	69,158
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 0.535%, 8/25/36	223,324	103,832
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.52%, 11/20/35	395,829	360,273
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.375%, 8/25/46	570,809	526,248
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.37%, 2/20/47	342,865	251,805
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	259,000	259,648
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.885%, 11/25/28 (Bermuda)	189,271	182,260
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.535%, 9/25/28	254,563	267,027
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.718%, 7/25/28	366,965	383,030
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.335%, 11/25/28	263,363	275,324
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.985%, 5/25/28	252,788	261,536
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.935%, 10/25/24	154,043	157,766
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.835%, 10/25/28	1,703,672	1,750,729
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.935%, 9/25/24	250,000	255,231
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.435%, 7/25/29	250,000	251,898
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.385%, 10/25/29	200,992	201,167
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 3.735%, 1/25/50	198,000	186,401
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.835%, 1/25/49	117,930	116,051
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.635%, 3/25/49	12,586	12,318
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.518%, 2/25/49	95,557	94,074
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.485%, 10/25/48	66,200	64,328
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.135%, 8/25/28	355,961	375,553
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.935%, 8/25/28	965,818	1,007,771
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.185%, 9/25/28	1,077,468	1,117,184
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.085%, 10/25/28	456,298	474,395
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.885%, 4/25/28	830,473	872,771
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.735%, 4/25/28	839,548	880,039
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.185%, 7/25/25	272,547	278,411
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.085%, 11/25/24	173,377	179,662
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.485%, 2/25/25	82,258	82,709
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.435%, 1/25/29	708,990	733,557
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	90,540	92,603
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	54,404	55,773
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.735%, 7/25/29	315,877	321,192
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.085%, 7/25/24	193,737	182,076
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.435%, 7/25/29	160,000	153,910
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.635%, 7/25/31	87,216	85,090
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 2.485%, 8/25/31	68,742	67,673
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.335%, 11/25/39	203,635	186,821
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.235%, 1/25/40	713,000	674,815
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.785%, 10/25/28 (Bermuda)	84,046	83,813
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	309,134	306,043
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	296,962	292,508
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.985%, 2/25/34	449,336	428,808
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.738%, 2/25/35(WAC)	115,383	117,680
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 1.01%, 8/25/34	175,310	170,051
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.994%, 8/26/47(WAC)	100,000	96,037
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	292,588	294,896
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.235%, 10/25/34	290,000	272,666
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	208,987
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.035%, 5/25/47	483,691	356,580
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.365%, 1/25/37	178,289	156,303
Towd Point Mortgage Trust 144A Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	318,000	324,679
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.124%, 9/25/35(WAC)	247,787	246,561
FRB Ser. 05-AR12, Class 1A8, 3.861%, 10/25/35(WAC)	419,042	410,246
FRB Ser. 04-AR3, Class A2, 3.665%, 6/25/34(WAC)	217,339	209,512
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.145%, 7/25/45	203,210	187,441
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 0.585%, 8/25/45	234,132	211,983

		20,732,210

Total mortgage-backed securities (cost $48,919,140)		$45,900,514

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
	Principal amount	Value
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)	$450,000	$466,169
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	390,000	409,830
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	250,000	230,250
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)	267,000	299,374
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	344,000	359,910
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	646,000	649,230
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	800,000	901,000
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	225,250
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	915,729
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	200,000	207,749
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,005,000	1,001,231
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	470,000	595,170
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	290,000	335,906
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	862,000	1,015,833
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	400,000	437,004
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)	90,000	141,975
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	603,000	627,120
Saudi Arabia (Kingdom of) 144A sr. unsec. bonds 3.25%, 10/22/30 (Saudi Arabia)	470,000	503,849
Saudi Arabia (Kingdom of) 144A sr. unsec. notes 2.90%, 10/22/25 (Saudi Arabia)	700,000	742,280
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	785,000	798,738
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	293,623
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)	243,000	240,813
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	210,000	318,152
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	340,000	20,400
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	550,000	33,000

Total foreign government and agency bonds and notes (cost $11,537,347)		$11,769,585

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.035%, 11/25/51	$86,000	$85,893
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.985%, 6/25/52	1,080,000	1,069,200
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.135%, 10/22/20	885,000	885,000
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.01%, 3/26/21	1,108,000	1,108,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 0.83%), 0.998%, 9/7/21	529,000	529,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.935%, 10/24/20	1,006,000	1,006,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.885%, 9/24/20	1,041,000	1,041,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.818%, 6/25/51	496,000	496,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	470,000	470,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.768%, 1/25/46	608,176	598,985

Total asset-backed securities (cost $7,306,729)		$7,289,078

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.452%, 6/21/24	$179,450	$163,748
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.561%, 4/3/24	69,286	61,907
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	35,000	12,075
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	41,744	41,222
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	47,577	45,721
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.70%, 11/6/24	213,850	201,821
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 6.267%, 10/25/23 (In default)(NON)	52,079	13,215
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.429%, 6/30/25	149,022	138,684
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	24,260	22,950
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	40,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	53,327	44,234
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	65,000	55,954
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.363%, 6/26/25	124,214	118,418
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	45,000	44,933
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	140,918	128,235
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	299,250	281,046
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	54,863	51,862

Total senior loans (cost $1,643,390)		$1,466,525

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
2020 Cash Exchange Trust 144A 5.25% cv. pfd.(NON)	769	$785,149
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	2,035	45,625

Total preferred stocks (cost $848,070)		$830,774

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(NON)	465	$499,238
Stanley Black & Decker, Inc. $5.25 cv. pfd.	921	81,975

Total convertible preferred stocks (cost $538,887)		$581,213

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	$6,423,162	EUR	5,717,100	$53,479
EUR/USD (Call)	Sep-20/1.17	6,287,724	EUR	5,596,550	17,147
USD/JPY (Put)	Nov-20/JPY 105.00	4,809,000		$4,809,000	51,495
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.17	6,287,724	EUR	5,596,550	17,147
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	9,673,672	EUR	8,610,300	38,492
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	5,126,822	AUD	7,429,100	21
EUR/USD (Call)	Nov-20/1.16	6,423,162	EUR	5,717,100	53,479
USD/JPY (Put)	Nov-20/JPY 105.00	4,809,000		$4,809,000	51,495
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.90	4,938,513	EUR	4,395,650	64,882

Total purchased options outstanding (cost $492,014)					$347,637

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$90,000	$82,675
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	31,000	4,731

Total convertible bonds and notes (cost $110,782)		$87,406

SHORT-TERM INVESTMENTS (19.4%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.27%(AFF)	Shares	6,404,391	$6,404,391
Putnam Short Term Investment Fund 0.41%(AFF)	Shares	173,613,625	173,613,625
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(P)	Shares	500,000	500,000
U.S. Treasury Bills 0.105%, 8/11/20(SEG)(SEGCCS)		$4,349,000	4,348,357
U.S. Treasury Bills 0.059%, 7/9/20(SEG)(SEGCCS)		3,170,000	3,169,918
U.S. Treasury Bills 0.023%, 9/10/20(SEG)(SEGSF)(SEGCCS)		3,064,001	3,063,184
U.S. Treasury Bills zero%, 8/13/20(SEG)(SEGCCS)		2,143,000	2,142,655
U.S. Treasury Bills zero%, 8/20/20(SEG)(SEGCCS)		1,655,999	1,655,699
U.S. Treasury Bills 0.011%, 8/6/20(SEG)(SEGCCS)		1,367,999	1,367,837
U.S. Treasury Bills 0.310%, 7/23/20(SEG)(SEGCCS)		1,316,001	1,315,902
U.S. Treasury Bills 0.138%, 10/8/20(SEG)(SEGCCS)		949,000	948,595
U.S. Treasury Bills 0.015%, 9/3/20(SEG)(SEGSF)(SEGCCS)		689,001	688,826
U.S. Treasury Bills 0.117%, 8/25/20(SEGSF)(SEGCCS)		603,999	603,872
U.S. Treasury Bills 0.154%, 9/17/20(SEG)(SEGCCS)		556,001	555,825
U.S. Treasury Bills 1.540%, 7/16/20(SEG)(SEGCCS)		208,000	207,989
U.S. Treasury Bills 0.138%, 10/8/20(i)		111,000	110,956
U.S. Treasury Bills 0.128%, 9/8/20(SEG)(SEGCCS)		3,384,000	3,383,157
U.S. Treasury Bills 0.168%, 9/15/20(SEG)(SEGSF)(SEGCCS)		2,063,999	2,063,390
U.S. Treasury Cash Management Bills 0.135%, 9/22/20(SEG)(SEGCCS)(SEGTBA)		2,111,000	2,110,353

Total short-term investments (cost $208,256,044)			$208,254,531
TOTAL INVESTMENTS

Total investments (cost $1,197,666,621)			$1,292,216,671

	FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $67,138,099) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/15/20	$323,613	$298,923	$24,690
		Canadian Dollar	Sell	7/15/20	925,197	880,240	(44,957)
		Euro	Buy	9/16/20	1,572,717	1,568,750	3,967
		Hong Kong Dollar	Sell	8/19/20	846,874	846,025	(849)
		Japanese Yen	Sell	8/19/20	252,259	253,643	1,384
		New Taiwan Dollar	Buy	8/19/20	319	4,157	(3,838)
		New Zealand Dollar	Buy	7/15/20	419,532	389,719	29,813
		Norwegian Krone	Sell	9/16/20	201,215	200,828	(387)
		Swedish Krona	Buy	9/16/20	431,340	431,370	(30)
	Barclays Bank PLC
		British Pound	Buy	9/16/20	22,314	22,671	(357)
		Euro	Sell	9/16/20	2,119,876	2,115,471	(4,405)
		Hong Kong Dollar	Buy	8/19/20	267,685	267,450	235
		Indonesian Rupiah	Buy	8/19/20	824,005	775,884	48,121
		Indonesian Rupiah	Sell	8/19/20	798,347	802,922	4,575
		Japanese Yen	Buy	8/19/20	1,098,118	1,104,432	(6,314)
		New Zealand Dollar	Buy	7/15/20	654,886	608,423	46,463
		Norwegian Krone	Buy	9/16/20	1,590,411	1,636,071	(45,660)
		Polish Zloty	Buy	9/16/20	884	2,178	(1,294)
		Swedish Krona	Sell	9/16/20	809,649	806,176	(3,473)
	Citibank, N.A.
		British Pound	Sell	9/16/20	498,835	503,814	4,979
		Canadian Dollar	Sell	7/15/20	202,424	196,083	(6,341)
		Danish Krone	Sell	9/16/20	333,274	331,581	(1,693)
		Euro	Buy	9/16/20	492,466	491,335	1,131
		Japanese Yen	Buy	8/19/20	183,729	184,392	(663)
		New Zealand Dollar	Sell	7/15/20	624,749	580,231	(44,518)
		Norwegian Krone	Sell	9/16/20	201,215	200,914	(301)
		Swedish Krona	Sell	9/16/20	303,225	301,520	(1,705)
	Credit Suisse International
		Australian Dollar	Buy	7/15/20	429,758	381,746	48,012
		Australian Dollar	Sell	7/15/20	438,937	381,290	(57,647)
		British Pound	Sell	9/16/20	205,038	208,315	3,277
		Canadian Dollar	Sell	7/15/20	395,566	380,641	(14,925)
		Euro	Sell	9/16/20	588,573	587,041	(1,532)
		New Zealand Dollar	Sell	7/15/20	14,649	12,945	(1,704)
	Goldman Sachs International
		Australian Dollar	Buy	7/15/20	100,417	99,810	607
		British Pound	Buy	9/16/20	407,968	414,459	(6,491)
		Canadian Dollar	Buy	7/15/20	522,338	506,373	15,965
		Euro	Sell	9/16/20	418,866	417,679	(1,187)
		Japanese Yen	Sell	8/19/20	572,557	575,322	2,765
		New Zealand Dollar	Sell	7/15/20	597,838	554,561	(43,277)
		Norwegian Krone	Buy	9/16/20	388,390	394,389	(5,999)
		Russian Ruble	Buy	9/16/20	26,631	549	26,082
		Swedish Krona	Buy	9/16/20	2,313,722	2,311,906	1,816
		Swiss Franc	Buy	9/16/20	212	209	3
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/15/20	1,464,712	1,373,021	91,691
		British Pound	Buy	9/16/20	186,691	189,658	(2,967)
		Canadian Dollar	Buy	7/15/20	104,379	109,250	(4,871)
		Euro	Buy	9/16/20	234,979	235,633	(654)
		Hong Kong Dollar	Sell	8/19/20	1,824,302	1,822,413	(1,889)
		Indian Rupee	Buy	8/19/20	6,731	3,023	3,708
		Japanese Yen	Buy	8/19/20	561,019	563,241	(2,222)
		New Zealand Dollar	Buy	7/15/20	61,049	62,846	(1,797)
		Norwegian Krone	Sell	9/16/20	402,440	401,887	(553)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/15/20	84,475	102,322	(17,847)
		British Pound	Buy	9/16/20	2,030,173	2,068,116	(37,943)
		Canadian Dollar	Sell	7/15/20	738,684	719,741	(18,943)
		Euro	Sell	9/16/20	869,243	866,861	(2,382)
		Japanese Yen	Sell	8/19/20	496,892	498,925	2,033
		New Zealand Dollar	Sell	7/15/20	36,139	33,583	(2,556)
		Norwegian Krone	Sell	9/16/20	339,827	343,169	3,342
		Singapore Dollar	Buy	8/19/20	150,204	177,355	(27,151)
		Swedish Krona	Sell	9/16/20	128,201	128,161	(40)
		Swiss Franc	Buy	9/16/20	881,497	869,129	12,368
	NatWest Markets PLC
		British Pound	Buy	9/16/20	192,022	195,109	(3,087)
		Canadian Dollar	Buy	7/15/20	142,610	135,693	6,917
		Euro	Sell	9/16/20	787,653	785,704	(1,949)
		Hong Kong Dollar	Sell	8/19/20	211,457	211,252	(205)
		New Zealand Dollar	Buy	7/15/20	304,985	285,529	19,456
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/15/20	684,908	711,399	(26,491)
		British Pound	Sell	9/16/20	2,112,113	2,140,902	28,789
		Canadian Dollar	Sell	7/15/20	3,754,044	3,658,756	(95,288)
		Euro	Sell	9/16/20	2,853,961	2,840,005	(13,956)
		Hong Kong Dollar	Sell	8/19/20	3,291,217	3,287,812	(3,405)
		Japanese Yen	Sell	8/19/20	1,866,919	1,874,081	7,162
		New Zealand Dollar	Buy	7/15/20	1,513,956	1,420,704	93,252
		Norwegian Krone	Sell	9/16/20	201,818	203,745	1,927
		Swedish Krona	Buy	9/16/20	213,543	215,458	(1,915)
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/15/20	633,837	585,205	48,632
		British Pound	Buy	9/16/20	93,717	95,206	(1,489)
		Canadian Dollar	Sell	7/15/20	910,170	895,020	(15,150)
		Euro	Sell	9/16/20	1,248,720	1,245,138	(3,582)
		New Zealand Dollar	Buy	7/15/20	206,636	191,998	14,638
		New Zealand Dollar	Sell	7/15/20	202,442	200,931	(1,511)
	UBS AG
		Australian Dollar	Sell	7/15/20	496,841	467,454	(29,387)
		British Pound	Sell	9/16/20	582,511	591,975	9,464
		Canadian Dollar	Buy	7/15/20	137,380	142,849	(5,469)
		Euro	Buy	9/16/20	478,624	477,648	976
		Hong Kong Dollar	Sell	8/19/20	1,049,509	1,048,452	(1,057)
		Japanese Yen	Buy	8/19/20	1,910,302	1,923,085	(12,783)
		New Zealand Dollar	Buy	7/15/20	2,424,394	2,302,768	121,626
		Norwegian Krone	Sell	9/16/20	804,974	796,474	(8,500)
		Swedish Krona	Buy	9/16/20	812,356	808,727	3,629
	WestPac Banking Corp.
		Australian Dollar	Buy	7/15/20	631,904	560,045	71,859
		British Pound	Sell	9/16/20	200,203	203,073	2,870
		Canadian Dollar	Sell	7/15/20	325,586	321,962	(3,624)
		Euro	Sell	9/16/20	28,922	27,616	(1,306)
		Japanese Yen	Buy	8/19/20	2,471,148	2,483,200	(12,052)
		New Zealand Dollar	Buy	7/15/20	219,608	202,352	17,256

	Unrealized appreciation						825,480

	Unrealized (depreciation)						(663,568)

	Total						$161,912
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	390	$34,721,232	$34,678,800	Sep-20	$(9,405)
Russell 2000 Index E-Mini (Long)	252	18,161,199	18,113,760	Sep-20	1,052,304
S&P 500 Index E-Mini (Long)	12	1,860,174	1,854,120	Sep-20	3,436
S&P 500 Index E-Mini (Short)	886	137,342,847	136,895,860	Sep-20	(3,942,552)
S&P Mid Cap 400 Index E-Mini (Long)	1	178,321	177,910	Sep-20	385
S&P Mid Cap 400 Index E-Mini (Short)	64	11,412,544	11,386,240	Sep-20	(409,412)
U.S. Treasury Bond 30 yr (Long)	99	17,677,688	17,677,688	Sep-20	(21,645)
U.S. Treasury Bond Ultra 30 yr (Long)	223	48,648,844	48,648,844	Sep-20	(410,470)
U.S. Treasury Bond Ultra 30 yr (Short)	3	654,469	654,469	Sep-20	6,204
U.S. Treasury Note 2 yr (Long)	411	90,760,360	90,760,360	Sep-20	14,982
U.S. Treasury Note 2 yr (Short)	264	58,298,625	58,298,625	Sep-20	(8,321)
U.S. Treasury Note 5 yr (Long)	738	92,797,735	92,797,735	Sep-20	219,543
U.S. Treasury Note 5 yr (Short)	22	2,766,328	2,766,328	Sep-20	(6,065)
U.S. Treasury Note 10 yr (Long)	250	34,792,969	34,792,969	Sep-20	69,711
U.S. Treasury Note Ultra 10 yr (Short)	221	34,804,047	34,804,047	Sep-20	(74,927)

Unrealized appreciation					1,366,565

Unrealized (depreciation)					(4,882,797)

Total					$(3,516,232)

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $159,945) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Sep-20/$1.19	$6,287,724	EUR	5,596,550	$6,602
EUR/USD (Call)	Nov-20/1.20	6,423,162	EUR	5,717,100	19,212
USD/JPY (Put)	Nov-20/JPY 100.00	4,809,000		4,809,000	20,467
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.19	6,287,724	EUR	5,596,550	6,602
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	9,673,672	EUR	8,610,300	20,905
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	6,423,162	EUR	5,717,100	19,212
USD/JPY (Put)	Nov-20/JPY 100.00	4,809,000		4,809,000	20,467
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.94	4,938,513	EUR	4,395,650	6,889

Total					$120,356

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20 (proceeds receivable $21,983,906) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 7/1/50	$1,000,000	7/14/20	$1,051,719
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	12,000,000	7/14/20	12,638,906
Uniform Mortgage-Backed Securities, 2.50%, 7/1/50	8,000,000	7/14/20	8,341,250

Total			$22,031,875

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$25,759,000	$90,414	$(31,004)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	$60,422
	13,885,000	225,992	(129,047)	6/17/25	3 month USD-LIBOR-BBA — Quarterly	0.65% — Semiannually	98,841
	42,017,000	683,869	377,165	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(312,439)
	848,000	4,130	6,190	6/17/50	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,121
	13,072,000	63,661	72,332	6/17/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	11,727
	31,866,000	679,829	(470,323)	6/17/30	3 month USD-LIBOR-BBA — Quarterly	0.85% — Semiannually	216,334
	10,961,000	233,842	152,725	6/17/30	0.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(83,466)
	19,710,000	31,871	(74)	5/5/22	0.3245% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,015)
	3,887,000	23,178	(52)	5/29/30	0.6925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,256)
	1,416,000	113,364	(48)	6/9/50	1.21% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(114,188)

Total			$(22,136)				$(161,919)

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$76,667	$76,329	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$(179)
	462,163	461,012	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(116)
	16,228	16,188	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4)
	13,090	13,125	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(69)
	151,922	152,663	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,153)
	4,786	4,731	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	10
	31,928	32,372	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	902
	9,410	9,540	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	266
	3,107	3,116	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	53
	8,516	8,445	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(62)
	320	318	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2
	Citibank, N.A.
	18,906,483	18,402,750	—	6/10/21	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(496,251)
	18,349,359	17,830,935	—	6/10/21	3 month USD-LIBOR-BBA minus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	520,442
	148,861	148,490	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(37)
	Credit Suisse International
	10,309	10,165	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	10
	Goldman Sachs International
	461,930	427,834	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSCBPAND) of common stocks — Monthly*	(34,194)
	12,977,888	13,049,744	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	71,476
	36,557,638	36,050,693	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(503,739)
	36,634,958	35,749,700	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	820,180
	7,400	7,436	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(56)
	8,907	8,950	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(68)
	164,004	164,803	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,245)
	34,132	33,668	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	15
	7,725	7,749	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	132
	7,725	7,749	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	132
	5,709	5,706	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	70
	1,002	995	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6
	JPMorgan Securities LLC
	18,556	18,614	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(317)
	41,338	41,913	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,168)

	Upfront premium received		—	Unrealized appreciation			1,413,696

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,038,658)

		Total	$—			Total	$375,038
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Amazon.com, Inc.	Consumer cyclicals	379	$1,046,427	5.69%
Apple, Inc.	Technology	2,243	818,073	4.45%
Microsoft Corp.	Technology	3,505	713,403	3.88%
Alphabet, Inc. Class A	Technology	445	630,749	3.43%
Adobe, Inc.	Technology	1,027	446,869	2.43%
Verizon Communications, Inc.	Communication services	7,586	418,228	2.27%
JPMorgan Chase & Co.	Financials	3,890	365,916	1.99%
Texas Instruments, Inc.	Technology	2,757	350,108	1.90%
Intuit, Inc.	Technology	1,137	336,749	1.83%
Medtronic PLC	Health care	3,588	329,046	1.79%
Fidelity National Information Services, Inc.	Technology	2,405	322,488	1.75%
Mondelez International, Inc. Class A	Consumer staples	6,198	316,906	1.72%
Lockheed Martin Corp.	Capital goods	856	312,224	1.70%
Honeywell International, Inc.	Capital goods	2,152	311,139	1.69%
Goldman Sachs Group, Inc. (The)	Financials	1,509	298,278	1.62%
Veeva Systems, Inc. Class A	Technology	1,189	278,631	1.51%
eBay, Inc.	Technology	5,258	275,764	1.50%
Clorox Co. (The)	Consumer cyclicals	1,193	261,730	1.42%
Johnson & Johnson	Health care	1,778	250,043	1.36%
Intercontinental Exchange, Inc.	Financials	2,718	248,957	1.35%
Allstate Corp. (The)	Financials	2,508	243,286	1.32%
Waste Management, Inc.	Capital goods	2,269	240,338	1.31%
Kinder Morgan, Inc.	Utilities and power	15,062	228,493	1.24%
Cisco Systems, Inc.	Technology	4,771	222,541	1.21%
Starbucks Corp.	Consumer staples	2,953	217,330	1.18%
DTE Energy Co.	Utilities and power	2,001	215,128	1.17%
Exelon Corp.	Utilities and power	5,904	214,271	1.16%
U.S. Bancorp	Financials	5,811	213,951	1.16%
Take-Two Interactive Software, Inc.	Technology	1,516	211,577	1.15%
Cognizant Technology Solutions Corp. Class A	Technology	3,723	211,539	1.15%
NVIDIA Corp.	Technology	554	210,325	1.14%
Baxter International, Inc.	Health care	2,402	206,817	1.12%
Synopsys, Inc.	Technology	1,019	198,633	1.08%
Leidos Holdings, Inc.	Technology	2,058	192,734	1.05%
Garmin, Ltd.	Technology	1,956	190,730	1.04%
Charter Communications, Inc. Class A	Communication services	361	184,022	1.00%
Hershey Co. (The)	Consumer staples	1,379	178,761	0.97%
Hologic, Inc.	Health care	3,073	175,151	0.95%
Procter & Gamble Co. (The)	Consumer staples	1,408	168,328	0.91%
Costco Wholesale Corp.	Consumer staples	552	167,370	0.91%
Facebook, Inc. Class A	Technology	689	156,362	0.85%
Exxon Mobil Corp.	Energy	3,404	152,216	0.83%
F5 Networks, Inc.	Technology	1,086	151,533	0.82%
Merck & Co., Inc.	Health care	1,927	149,037	0.81%
Dollar General Corp.	Consumer cyclicals	761	144,904	0.79%
PepsiCo, Inc.	Consumer staples	1,093	144,586	0.79%
Cadence Design Systems, Inc.	Technology	1,479	141,890	0.77%
Juniper Networks, Inc.	Communication services	6,177	141,215	0.77%
State Street Corp.	Financials	2,198	139,670	0.76%
Electronic Arts, Inc.	Technology	1,016	134,229	0.73%

A BASKET (GSCBPAND) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Eldorado Resorts, Inc.	Consumer cyclicals	705	$28,240	6.60%
Penn National Gaming, Inc.	Consumer cyclicals	672	20,510	4.79%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	303	15,244	3.56%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	895	14,712	3.44%
Expedia Group, Inc.	Consumer cyclicals	157	12,919	3.02%
Darden Restaurants, Inc.	Consumer staples	170	12,862	3.01%
Macy's, Inc.	Consumer cyclicals	1,690	11,629	2.72%
Gap, Inc. (The)	Consumer cyclicals	903	11,397	2.66%
Boeing Co. (The)	Capital goods	61	11,185	2.61%
United Airlines Holdings, Inc.	Transportation	321	11,116	2.60%
L Brands, Inc.	Consumer cyclicals	741	11,094	2.59%
MGM Resorts International	Consumer cyclicals	654	10,979	2.57%
JetBlue Airways Corp.	Transportation	986	10,745	2.51%
Wynn Resorts, Ltd.	Consumer cyclicals	143	10,638	2.49%
Ford Motor Co.	Consumer cyclicals	1,725	10,489	2.45%
Alaska Air Group, Inc.	Transportation	288	10,433	2.44%
Marriott International, Inc./MD Class A	Consumer cyclicals	119	10,236	2.39%
Live Nation Entertainment, Inc.	Consumer cyclicals	222	9,821	2.30%
American Airlines Group, Inc.	Transportation	748	9,772	2.28%
Hilton Worldwide Holdings, Inc.	Consumer cyclicals	130	9,548	2.23%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	50	9,511	2.22%
Booking Holdings, Inc.	Consumer cyclicals	6	9,505	2.22%
Delta Air Lines, Inc.	Transportation	332	9,303	2.17%
Trip.com Group, Ltd. ADR (China)	Consumer cyclicals	336	8,719	2.04%
Las Vegas Sands Corp.	Consumer cyclicals	187	8,506	1.99%
Nordstrom, Inc.	Consumer cyclicals	528	8,180	1.91%
Southwest Airlines Co.	Transportation	239	8,162	1.91%
Hyatt Hotels Corp. Class A	Consumer cyclicals	146	7,332	1.71%
Spirit Airlines, Inc.	Transportation	411	7,309	1.71%
Texas Roadhouse, Inc.	Consumer staples	126	6,629	1.55%
Cracker Barrel Old Country Store, Inc.	Consumer staples	56	6,242	1.46%
Six Flags Entertainment Corp.	Consumer cyclicals	321	6,165	1.44%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	136	5,800	1.36%
Brinker International, Inc.	Consumer staples	234	5,618	1.31%
Huazhu Group, Ltd. ADR (China)	Consumer cyclicals	148	5,175	1.21%
Cheesecake Factory, Inc. (The)	Consumer staples	221	5,054	1.18%
Marriott Vacations Worldwide Corp.	Consumer cyclicals	60	4,968	1.16%
TripAdvisor, Inc.	Consumer staples	232	4,406	1.03%
Boyd Gaming Corp.	Consumer cyclicals	195	4,083	0.95%
Melco Resorts & Entertainment, Ltd. ADR (Hong Kong)	Consumer cyclicals	252	3,910	0.91%
Choice Hotels International, Inc.	Consumer cyclicals	49	3,883	0.91%
Dine Brans Global, Inc.	Consumer staples	85	3,585	0.84%
SeaWorld Entertainment, Inc.	Consumer cyclicals	241	3,572	0.83%
Dave & Buster's Entertainment, Inc.	Consumer staples	241	3,210	0.75%
Allegiant Travel Co.	Transportation	28	3,079	0.72%
Wyndham Destinations, Inc.	Consumer cyclicals	109	3,078	0.72%
Madison Square Garden Co. (The) Class A	Consumer cyclicals	20	3,006	0.70%
Copa Holdings SA Class A (Panama)	Transportation	56	2,811	0.66%
Extended Stay America, Inc. (Units)	Consumer cyclicals	228	2,557	0.60%
SkyWest, Inc.	Transportation	75	2,456	0.57%

A BASKET (GSGLPHCL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Ipsen SA (France)	Health care	5,286	$449,134	3.44%
Thermo Fisher Scientific, Inc.	Health care	1,237	448,351	3.44%
IQVIA Holdings, Inc.	Health care	3,150	446,912	3.42%
Mettler-Toledo International, Inc.	Health care	553	445,715	3.42%
Illumina, Inc.	Health care	1,203	445,571	3.41%
Merck & Co., Inc.	Health care	5,725	442,730	3.39%
Merck KGaA (Germany)	Health care	3,799	440,753	3.38%
Pfizer, Inc.	Health care	13,474	440,587	3.38%
Zoetis, Inc.	Health care	3,197	438,112	3.36%
Agilent Technologies, Inc.	Technology	4,945	437,032	3.35%
PerkinElmer, Inc.	Health care	4,451	436,589	3.35%
Perrigo Co. PLC	Health care	7,801	431,160	3.30%
Waters Corp.	Health care	2,379	429,229	3.29%
GlaxoSmithKline PLC (United Kingdom)	Health care	21,055	425,773	3.26%
Bayer AG (Germany)	Health care	5,366	396,513	3.04%
Sanofi (France)	Health care	3,800	386,872	2.96%
Mylan NV	Health care	23,677	380,728	2.92%
Johnson & Johnson	Health care	2,645	371,992	2.85%
AbbVie, Inc.	Health care	3,556	349,156	2.68%
Alexion Pharmaceuticals, Inc.	Health care	3,054	342,769	2.63%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	4,893	299,334	2.29%
Galapagos NV (Belgium)	Health care	1,516	297,983	2.28%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	24,033	296,326	2.27%
Biogen, Inc.	Health care	1,083	289,690	2.22%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	20,420	282,019	2.16%
Bristol-Myers Squibb Co.	Health care	4,633	272,431	2.09%
AstraZeneca PLC (United Kingdom)	Health care	2,558	266,186	2.04%
Gilead Sciences, Inc.	Health care	3,410	262,349	2.01%
CSL, Ltd. (Australia)	Health care	1,245	245,991	1.89%
Amgen, Inc.	Health care	984	232,152	1.78%
Galenica AG (Switzerland)	Health care	1,390	209,162	1.60%
Sartorius Stedim Biotech (France)	Health care	718	181,434	1.39%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	3,314	178,490	1.37%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	4,709	167,970	1.29%
Eli Lilly and Co.	Health care	957	157,108	1.20%
Eisai Co., Ltd. (Japan)	Health care	1,899	150,418	1.15%
Shionogi & Co., Ltd. (Japan)	Health care	2,259	141,321	1.08%
H Lundbeck A/S (Denmark)	Health care	2,922	109,829	0.84%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	3,439	94,320	0.72%
Astellas Pharma, Inc. (Japan)	Health care	5,512	91,937	0.70%
UCB SA (Belgium)	Health care	745	86,296	0.66%
Incyte Corp.	Health care	797	82,830	0.63%
Grifols SA (Spain)	Health care	2,168	65,818	0.50%
Regeneron Pharmaceuticals, Inc.	Health care	76	47,339	0.36%
Eurofins Scientific (Luxembourg)	Health care	59	37,183	0.28%
Novartis AG (Switzerland)	Health care	420	36,515	0.28%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	382	31,140	0.24%
Vertex Pharmaceuticals, Inc.	Health care	58	16,919	0.13%
Orion Oyj Class B (Finland)	Health care	341	16,507	0.13%
Recordati SpA (Italy)	Health care	330	16,456	0.13%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Afterpay, Ltd. (Australia)	Financials	5,692	$239,587	0.66%
AES Corp. (The)	Utilities and power	15,967	231,361	0.64%
Just Eat-Takeaway (Netherlands)	Consumer staples	2,179	227,092	0.63%
Splunk, Inc.	Technology	1,130	224,485	0.62%
Ashtead Group PLC (United Kingdom)	Consumer staples	6,641	223,738	0.62%
SoftBank Group Corp. (Japan)	Technology	4,371	220,605	0.61%
Okta, Inc.	Technology	1,080	216,162	0.60%
Insulet Corp.	Health care	1,102	214,059	0.59%
Willis Towers Watson PLC	Financials	1,074	211,584	0.59%
CyberAgent, Inc. (Japan)	Consumer cyclicals	4,296	210,481	0.58%
Centene Corp.	Health care	3,304	209,954	0.58%
Citrix Systems, Inc.	Technology	1,415	209,341	0.58%
Givaudan SA (Switzerland)	Basic materials	56	207,653	0.58%
London Stock Exchange Group PLC (United Kingdom)	Financials	1,998	206,897	0.57%
Yaskawa Electric Corp. (Japan)	Technology	5,997	206,874	0.57%
Qorvo, Inc.	Technology	1,860	205,588	0.57%
Apollo Global Management, Inc.	Financials	4,079	203,641	0.56%
Mercari, Inc. (Japan)	Consumer staples	6,549	201,962	0.56%
Tesco PLC (United Kingdom)	Consumer staples	71,389	201,772	0.56%
Sandvik AB (Sweden)	Capital goods	10,592	197,908	0.55%
ONEOK, Inc.	Energy	5,880	195,336	0.54%
Roper Technologies, Inc.	Technology	499	193,855	0.54%
Fujitsu, Ltd. (Japan)	Technology	1,625	189,979	0.53%
NortonLifeLock, Inc.	Technology	9,403	186,453	0.52%
Cadence Design Systems, Inc.	Technology	1,939	186,060	0.52%
Carlyle Group, Inc. (The)	Financials	6,654	185,640	0.51%
Air Liquide SA (France)	Basic materials	1,263	182,195	0.51%
AMETEK, Inc.	Conglomerates	2,000	178,698	0.50%
Partners Group Holding AG (Switzerland)	Financials	196	178,219	0.49%
Roche Holding AG (Switzerland)	Health care	512	177,388	0.49%
SS&C Technologies Holdings, Inc.	Technology	3,117	176,026	0.49%
Mazda Motor Corp. (Japan)	Consumer cyclicals	29,050	173,804	0.48%
Procter & Gamble Co. (The)	Consumer staples	1,449	173,254	0.48%
Nexi SpA (Italy)	Consumer cyclicals	10,000	173,025	0.48%
Carlsberg A/S Class B (Denmark)	Consumer staples	1,309	173,024	0.48%
Expeditors International of Washington, Inc.	Transportation	2,271	172,697	0.48%
Shopify, Inc. Class A (Canada)	Technology	181	172,357	0.48%
Canopy Growth Corp. (Canada)	Health care	10,608	171,833	0.48%
Advanced Micro Devices, Inc.	Technology	3,263	171,661	0.48%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	660	171,532	0.48%
Merck & Co., Inc.	Health care	2,216	171,332	0.48%
Swisscom AG (Switzerland)	Communication services	320	167,665	0.47%
Nomura Holdings, Inc. (Japan)	Financials	37,386	167,027	0.46%
Rio Tinto PLC (United Kingdom)	Basic materials	2,954	166,480	0.46%
Red Electrica Corporacion SA (Spain)	Utilities and power	8,917	166,361	0.46%
Endesa SA (Spain)	Utilities and power	6,743	166,136	0.46%
Anglo American PLC (United Kingdom)	Basic materials	7,170	166,087	0.46%
L'Oreal SA (France)	Consumer staples	516	165,633	0.46%
Old Dominion Freight Line, Inc.	Transportation	976	165,604	0.46%
Hannover Rueck SE (Germany)	Financials	960	165,475	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Square, Inc. Class A	Consumer cyclicals	2,275	$238,766	0.67%
PayPal Holdings, Inc.	Consumer cyclicals	1,280	222,964	0.62%
Delivery Hero Holding GmbH (Germany)	Consumer staples	2,141	218,777	0.61%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	3,398	217,587	0.61%
Twilio, Inc. Class A	Technology	990	217,135	0.61%
Yamaha Motor Co., Ltd. (Japan)	Consumer cyclicals	13,666	213,652	0.60%
J Sainsbury PLC (United Kingdom)	Consumer staples	82,616	213,646	0.60%
Cognizant Technology Solutions Corp. Class A	Technology	3,750	213,057	0.60%
Autodesk, Inc.	Technology	890	212,995	0.60%
Capgemini SE (France)	Technology	1,845	211,350	0.59%
United Parcel Service, Inc. Class B	Transportation	1,897	210,882	0.59%
Carrier Global Corp.	Consumer cyclicals	9,482	210,698	0.59%
Walgreens Boots Alliance, Inc.	Consumer staples	4,954	210,000	0.59%
Electronic Arts, Inc.	Technology	1,575	208,044	0.58%
Bank of New York Mellon Corp. (The)	Financials	5,367	207,420	0.58%
IPG Photonics Corp.	Technology	1,288	206,599	0.58%
Alexion Pharmaceuticals, Inc.	Health care	1,839	206,364	0.58%
Athene Holding, Ltd. Class A (Bermuda)	Financials	6,612	206,226	0.58%
Mylan NV	Health care	12,788	205,628	0.58%
Eastman Chemical Co.	Basic materials	2,948	205,272	0.57%
Edwards Lifesciences Corp.	Health care	2,954	204,147	0.57%
CaixaBank SA (Spain)	Financials	95,332	203,553	0.57%
Swatch Group AG (The) (Switzerland)	Consumer cyclicals	1,012	202,031	0.57%
ViacomCBS, Inc. Class B	Consumer cyclicals	8,502	198,258	0.55%
T-Mobile US, Inc.	Communication services	1,893	197,183	0.55%
Tyler Technologies, Inc.	Technology	562	194,791	0.54%
Franklin Resources, Inc.	Financials	9,220	193,338	0.54%
ENEOS Holdings, Inc. (Japan)	Energy	54,506	192,835	0.54%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	12,032	191,875	0.54%
Vistra Energy Corp.	Utilities and power	10,217	190,244	0.53%
American Tower Corp.	Communication services	729	188,549	0.53%
Reinsurance Group of America, Inc.	Financials	2,376	186,368	0.52%
Molson Coors Beverage Co. Class B	Consumer staples	5,416	186,097	0.52%
Prologis, Inc.	Financials	1,986	185,329	0.52%
Microchip Technology, Inc.	Technology	1,755	184,856	0.52%
Adobe, Inc.	Technology	417	181,311	0.51%
Lonza Group AG (Switzerland)	Health care	341	179,953	0.50%
Progressive Corp. (The)	Financials	2,246	179,896	0.50%
Abbott Laboratories	Health care	1,944	177,755	0.50%
CVS Health Corp.	Health care	2,724	176,981	0.50%
Alexandria Real Estate Equities, Inc.	Financials	1,088	176,511	0.49%
ABB, Ltd. (Switzerland)	Capital goods	7,821	176,085	0.49%
FedEx Corp.	Transportation	1,255	175,947	0.49%
Unibail-Rodamco-Westfield (France)	Financials	3,066	172,803	0.48%
Nidec Corp. (Japan)	Technology	2,591	172,655	0.48%
Monotaro Co., Ltd. (Japan)	Consumer staples	4,296	171,891	0.48%
Intel Corp.	Technology	2,870	171,710	0.48%
GoDaddy, Inc. Class A	Technology	2,338	171,413	0.48%
NRG Energy, Inc.	Utilities and power	5,228	170,226	0.48%
Waste Connections, Inc.	Capital goods	1,792	168,108	0.47%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$957	$14,000	$4,381	5/11/63	300 bp — Monthly	$(3,417)
	CMBX NA BBB-.6 Index	BB+/P	1,868	31,000	9,700	5/11/63	300 bp — Monthly	(7,816)
	CMBX NA BBB-.6 Index	BB+/P	3,828	62,000	19,400	5/11/63	300 bp — Monthly	(15,541)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	8,741	63,000	8,077	5/11/63	200 bp — Monthly	686
	CMBX NA BB.11 Index	BB-/P	23,165	41,000	14,014	11/18/54	500 bp — Monthly	9,185
	CMBX NA BB.6 Index	B+/P	30,268	211,000	106,471	5/11/63	500 bp — Monthly	(76,027)
	CMBX NA BB.7 Index	BB-/P	21,179	415,000	177,952	1/17/47	500 bp — Monthly	(156,427)
	CMBX NA BBB-.6 Index	BB+/P	8,660	136,000	42,554	5/11/63	300 bp — Monthly	(33,826)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(2,111)	1,912,000	245,118	5/11/63	200 bp — Monthly	(246,592)
	CMBX NA BB.7 Index	BB-/P	9,898	74,000	31,731	1/17/47	500 bp — Monthly	(21,771)
	CMBX NA BBB-.6 Index	BB+/P	8,457	90,000	28,161	5/11/63	300 bp — Monthly	(19,659)
	CMBX NA BBB-.7 Index	BBB-/P	29,404	372,000	79,645	1/17/47	300 bp — Monthly	(50,055)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	192	3,000	385	5/11/63	200 bp — Monthly	(191)
	CMBX NA A.6 Index	A/P	(65)	36,000	4,615	5/11/63	200 bp — Monthly	(4,669)
	CMBX NA A.6 Index	A/P	5,225	44,000	5,641	5/11/63	200 bp — Monthly	(401)
	CMBX NA A.6 Index	A/P	(378)	47,000	6,025	5/11/63	200 bp — Monthly	(6,388)
	CMBX NA A.6 Index	A/P	1,584	52,000	6,666	5/11/63	200 bp — Monthly	(5,065)
	CMBX NA A.6 Index	A/P	444	59,000	7,564	5/11/63	200 bp — Monthly	(7,100)
	CMBX NA A.6 Index	A/P	(113)	59,000	7,564	5/11/63	200 bp — Monthly	(7,657)
	CMBX NA A.6 Index	A/P	7,315	142,000	18,204	5/11/63	200 bp — Monthly	(10,842)
	CMBX NA A.6 Index	A/P	9,523	145,000	18,589	5/11/63	200 bp — Monthly	(9,018)
	CMBX NA A.6 Index	A/P	18,923	174,000	22,307	5/11/63	200 bp — Monthly	(3,326)
	CMBX NA A.6 Index	A/P	(106)	175,000	22,435	5/11/63	200 bp — Monthly	(22,483)
	CMBX NA A.6 Index	A/P	10,374	210,000	26,922	5/11/63	200 bp — Monthly	(16,478)
	CMBX NA A.6 Index	A/P	25,343	218,000	27,948	5/11/63	200 bp — Monthly	(2,532)
	CMBX NA A.6 Index	A/P	8,351	270,000	34,614	5/11/63	200 bp — Monthly	(26,173)
	CMBX NA A.6 Index	A/P	7,708	333,000	42,691	5/11/63	200 bp — Monthly	(34,872)
	CMBX NA A.6 Index	A/P	12,141	387,000	49,613	5/11/63	200 bp — Monthly	(37,343)
	CMBX NA A.6 Index	A/P	20,305	399,000	51,152	5/11/63	200 bp — Monthly	(30,714)
	CMBX NA A.6 Index	A/P	28,986	481,000	61,664	5/11/63	200 bp — Monthly	(32,517)
	CMBX NA A.7 Index	A/P	1,462	29,000	2,883	1/17/47	200 bp — Monthly	(1,411)
	CMBX NA BBB-.6 Index	BB+/P	545	8,000	2,503	5/11/63	300 bp — Monthly	(1,954)
	CMBX NA BBB-.6 Index	BB+/P	939	18,000	5,632	5/11/63	300 bp — Monthly	(4,684)
	CMBX NA BBB-.6 Index	BB+/P	4,655	43,000	13,455	5/11/63	300 bp — Monthly	(8,778)
	CMBX NA BBB-.6 Index	BB+/P	2,226	46,000	14,393	5/11/63	300 bp — Monthly	(12,145)
	CMBX NA BBB-.6 Index	BB+/P	4,663	54,000	16,897	5/11/63	300 bp — Monthly	(12,207)
	CMBX NA BBB-.6 Index	BB+/P	5,992	71,000	22,216	5/11/63	300 bp — Monthly	(16,189)
	CMBX NA BBB-.6 Index	BB+/P	9,260	84,000	26,284	5/11/63	300 bp — Monthly	(16,981)
	CMBX NA BBB-.6 Index	BB+/P	8,861	105,000	32,855	5/11/63	300 bp — Monthly	(23,941)
	CMBX NA BBB-.6 Index	BB+/P	51,397	548,000	171,469	5/11/63	300 bp — Monthly	(119,799)
	CMBX NA BBB-.6 Index	BB+/P	57,205	761,000	238,117	5/11/63	300 bp — Monthly	(180,531)
	CMBX NA BBB-.7 Index	BBB-/P	5,300	62,000	13,274	1/17/47	300 bp — Monthly	(7,944)
	CMBX NA BBB-.7 Index	BBB-/P	5,793	68,000	14,559	1/17/47	300 bp — Monthly	(8,732)
	CMBX NA BBB-.7 Index	BBB-/P	22,289	283,000	60,590	1/17/47	300 bp — Monthly	(38,160)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	6,860	49,000	6,282	5/11/63	200 bp — Monthly	595
	CMBX NA A.6 Index	A/P	382,918	2,945,000	377,549	5/11/63	200 bp — Monthly	6,351
	CMBX NA A.7 Index	A/P	11,139	254,000	25,248	1/17/47	200 bp — Monthly	(14,024)
	CMBX NA BB.10 Index	BB-/P	7,783	97,000	41,477	5/11/63	500 bp — Monthly	(33,613)
	CMBX NA BB.7 Index	BB-/P	112,621	230,000	98,624	1/17/47	500 bp — Monthly	14,188
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB+/P	7,500	84,000	26,284	5/11/63	300 bp — Monthly	(18,741)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	9,900	99,000	12,692	5/11/63	200 bp — Monthly	(2,759)
	CMBX NA A.6 Index	A/P	(1,788)	233,000	29,871	5/11/63	200 bp — Monthly	(31,581)
	CMBX NA A.6 Index	A/P	24,800	248,000	31,794	5/11/63	200 bp — Monthly	(6,911)
	CMBX NA BB.6 Index	B+/P	17,681	72,000	36,331	5/11/63	500 bp — Monthly	(18,590)
	CMBX NA BB.6 Index	B+/P	35,237	143,000	72,158	5/11/63	500 bp — Monthly	(36,802)
	CMBX NA BBB-.6 Index	BB+/P	11,395	172,000	53,819	5/11/63	300 bp — Monthly	(42,338)

Upfront premium received			1,111,260		Unrealized appreciation			31,005

Upfront premium (paid)			(4,561)		Unrealized (depreciation)			(1,547,715)

	Total		$1,106,699				Total	$(1,516,710)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$183,000	$18,190	1/17/47	(200 bp) — Monthly	$16,772
	CMBX NA BB.10 Index	(4,696)	45,000	19,242	11/17/59	(500 bp) — Monthly	14,508
	CMBX NA BB.10 Index	(4,167)	38,000	16,249	11/17/59	(500 bp) — Monthly	12,050
	CMBX NA BB.11 Index	(17,620)	136,000	46,485	11/18/54	(500 bp) — Monthly	28,751
	CMBX NA BB.11 Index	(4,336)	46,000	15,723	11/18/54	(500 bp) — Monthly	11,348
	CMBX NA BB.11 Index	(1,787)	26,000	8,887	11/18/54	(500 bp) — Monthly	7,078
	CMBX NA BB.11 Index	(867)	17,000	5,811	11/18/54	(500 bp) — Monthly	4,929
	CMBX NA BB.11 Index	(882)	17,000	5,811	11/18/54	(500 bp) — Monthly	4,915
	CMBX NA BB.12 Index	(86)	1,000	331	8/17/61	(500 bp) — Monthly	244
	CMBX NA BB.8 Index	(3,725)	30,000	14,115	10/17/57	(500 bp) — Monthly	10,365
	CMBX NA BB.9 Index	(40,669)	394,000	162,722	9/17/58	(500 bp) — Monthly	121,725
	CMBX NA BB.9 Index	(6,258)	97,000	40,061	9/17/58	(500 bp) — Monthly	33,722
	CMBX NA BB.9 Index	(4,065)	63,000	26,019	9/17/58	(500 bp) — Monthly	21,902
	CMBX NA BB.9 Index	(1,492)	37,000	15,281	9/17/58	(500 bp) — Monthly	13,759
	CMBX NA BB.9 Index	(653)	18,000	7,434	9/17/58	(500 bp) — Monthly	6,766
	CMBX NA BB.9 Index	(589)	15,000	6,195	9/17/58	(500 bp) — Monthly	5,594
	CMBX NA BBB-.10 Index	(39,624)	133,000	26,600	11/17/59	(300 bp) — Monthly	(13,090)
	CMBX NA BBB-.11 Index	(21,978)	67,000	13,695	11/18/54	(300 bp) — Monthly	(8,317)
	CMBX NA BBB-.11 Index	(14,389)	44,000	8,994	11/18/54	(300 bp) — Monthly	(5,417)
	CMBX NA BBB-.11 Index	(13,783)	43,000	8,789	11/18/54	(300 bp) — Monthly	(5,015)
	CMBX NA BBB-.11 Index	(10,783)	33,000	6,745	11/18/54	(300 bp) — Monthly	(4,054)
	CMBX NA BBB-.11 Index	(2,413)	12,000	2,453	11/18/54	(300 bp) — Monthly	34
	CMBX NA BBB-.12 Index	(90,837)	288,000	58,406	8/17/61	(300 bp) — Monthly	(32,575)
	CMBX NA BBB-.12 Index	(45,755)	130,000	26,364	8/17/61	(300 bp) — Monthly	(19,455)
	CMBX NA BBB-.12 Index	(34,504)	101,000	20,483	8/17/61	(300 bp) — Monthly	(14,072)
	CMBX NA BBB-.12 Index	(19,380)	58,000	11,762	8/17/61	(300 bp) — Monthly	(7,647)
	CMBX NA BBB-.12 Index	(14,363)	43,000	8,720	8/17/61	(300 bp) — Monthly	(5,664)
	CMBX NA BBB-.9 Index	(9,937)	42,000	8,165	9/17/58	(300 bp) — Monthly	(1,793)
	Credit Suisse International
	CMBX NA BB.10 Index	(11,178)	94,000	40,194	11/17/59	(500 bp) — Monthly	28,938
	CMBX NA BB.10 Index	(12,542)	94,000	40,194	11/17/59	(500 bp) — Monthly	27,574
	CMBX NA BB.10 Index	(6,091)	49,000	20,952	11/17/59	(500 bp) — Monthly	14,821
	CMBX NA BB.7 Index	(53,129)	323,000	138,502	1/17/47	(500 bp) — Monthly	85,104
	CMBX NA BB.7 Index	(38,184)	207,000	88,762	1/17/47	(500 bp) — Monthly	50,405
	CMBX NA BB.7 Index	(2,136)	121,000	61,057	5/11/63	(500 bp) — Monthly	58,820
	CMBX NA BB.8 Index	(2,804)	16,000	7,528	10/17/57	(500 bp) — Monthly	4,711
	CMBX NA BB.9 Index	(33,583)	335,000	138,355	9/17/58	(500 bp) — Monthly	104,493
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,695)	85,000	42,891	5/11/63	(500 bp) — Monthly	34,125
	CMBX NA BB.7 Index	(3,481)	23,000	9,862	1/17/47	(500 bp) — Monthly	6,363
	CMBX NA BB.12 Index	(7,323)	20,000	6,620	8/17/61	(500 bp) — Monthly	(720)
	CMBX NA BB.6 Index	(18,117)	124,000	62,570	5/11/63	(500 bp) — Monthly	44,350
	CMBX NA BB.7 Index	(48,016)	284,000	121,779	1/17/47	(500 bp) — Monthly	73,527
	CMBX NA BB.7 Index	(50,559)	249,000	106,771	1/17/47	(500 bp) — Monthly	56,004
	CMBX NA BB.7 Index	(2,949)	18,000	7,718	1/17/47	(500 bp) — Monthly	4,754
	CMBX NA BB.8 Index	(1,699)	15,000	7,058	10/17/57	(500 bp) — Monthly	5,346
	CMBX NA BB.9 Index	(544)	14,000	5,782	9/17/58	(500 bp) — Monthly	5,227
	CMBX NA BB.9 Index	(595)	5,000	2,065	9/17/58	(500 bp) — Monthly	1,466
	CMBX NA BB.9 Index	(602)	5,000	2,065	9/17/58	(500 bp) — Monthly	1,459
	CMBX NA BBB-.12 Index	(18,237)	54,000	10,951	8/17/61	(300 bp) — Monthly	(7,313)
	CMBX NA BBB-.6 Index	(6,354)	127,000	39,738	5/11/63	(300 bp) — Monthly	33,321
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(66,537)	122,000	41,700	11/18/54	(500 bp) — Monthly	(24,939)
	CMBX NA BB.11 Index	(26,255)	51,000	25,735	5/11/63	(500 bp) — Monthly	(563)
	CMBX NA BB.12 Index	(57,668)	105,000	34,755	8/17/61	(500 bp) — Monthly	(23,000)
	CMBX NA BB.9 Index	(36,571)	74,000	30,562	9/17/58	(500 bp) — Monthly	(6,071)
	CMBX NA BBB-.10 Index	(13,804)	49,000	9,800	11/17/59	(300 bp) — Monthly	(4,028)
	CMBX NA BBB-.10 Index	(13,109)	44,000	8,800	11/17/59	(300 bp) — Monthly	(4,331)
	CMBX NA BBB-.11 Index	(20,310)	63,000	12,877	11/18/54	(300 bp) — Monthly	(7,465)
	CMBX NA BBB-.11 Index	(19,801)	63,000	12,877	11/18/54	(300 bp) — Monthly	(6,955)
	CMBX NA BBB-.11 Index	(10,044)	32,000	6,541	11/18/54	(300 bp) — Monthly	(3,519)
	CMBX NA BBB-.11 Index	(10,058)	32,000	6,541	11/18/54	(300 bp) — Monthly	(3,533)
	CMBX NA BBB-.12 Index	(13,604)	41,000	8,315	8/17/61	(300 bp) — Monthly	(5,310)
	CMBX NA BBB-.12 Index	(6,635)	19,000	3,853	8/17/61	(300 bp) — Monthly	(2,792)
	CMBX NA BBB-.6 Index	(63,940)	200,000	62,580	5/11/63	(300 bp) — Monthly	(1,460)
	CMBX NA BBB-.7 Index	(98,131)	418,000	89,494	1/17/47	(300 bp) — Monthly	(8,846)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,121)	90,000	38,484	11/17/59	(500 bp) — Monthly	33,288
	CMBX NA BB.11 Index	(45,964)	93,000	31,787	11/18/54	(500 bp) — Monthly	(14,254)
	CMBX NA BB.9 Index	(6,701)	172,000	71,036	9/17/58	(500 bp) — Monthly	64,192
	CMBX NA BBB-.7 Index	(2,376)	29,000	6,209	1/17/47	(300 bp) — Monthly	3,818
	CMBX NA BBB-.9 Index	(5,928)	32,000	6,221	9/17/58	(300 bp) — Monthly	277
	CMBX NA BBB-.9 Index	(5,928)	32,000	6,221	9/17/58	(300 bp) — Monthly	277
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,030)	69,000	14,773	1/17/47	(300 bp) — Monthly	7,708
	CMBX NA BB.10 Index	(4,719)	45,000	19,242	11/17/59	(500 bp) — Monthly	14,485
	CMBX NA BB.11 Index	(2,478)	26,000	8,887	11/18/54	(500 bp) — Monthly	6,388
	CMBX NA BB.12 Index	(19,200)	32,000	10,592	8/17/61	(500 bp) — Monthly	(8,635)
	CMBX NA BB.12 Index	(917)	13,000	4,303	8/17/61	(500 bp) — Monthly	3,375
	CMBX NA BB.12 Index	(735)	9,000	2,979	9/17/58	(500 bp) — Monthly	2,236
	CMBX NA BB.7 Index	(5,206)	27,000	11,578	1/17/47	(500 bp) — Monthly	6,349
	CMBX NA BB.7 Index	(1,408)	7,000	3,002	1/17/47	(500 bp) — Monthly	1,588
	CMBX NA BB.9 Index	(1,834)	37,000	15,281	9/17/58	(500 bp) — Monthly	13,416
	CMBX NA BB.9 Index	(2,214)	36,000	14,868	9/17/58	(500 bp) — Monthly	12,624
	CMBX NA BB.9 Index	(2,189)	36,000	14,868	9/17/58	(500 bp) — Monthly	12,649
	CMBX NA BB.9 Index	(1,836)	34,000	14,042	9/17/58	(500 bp) — Monthly	12,178
	CMBX NA BB.9 Index	(2,093)	34,000	14,042	9/17/58	(500 bp) — Monthly	11,921
	CMBX NA BB.9 Index	(2,554)	34,000	14,042	9/17/58	(500 bp) — Monthly	11,459
	CMBX NA BB.9 Index	(2,813)	32,000	13,216	9/17/58	(500 bp) — Monthly	10,376
	CMBX NA BB.9 Index	(2,651)	31,000	12,803	9/17/58	(500 bp) — Monthly	10,126
	CMBX NA BB.9 Index	(547)	14,000	5,782	9/17/58	(500 bp) — Monthly	5,223
	CMBX NA BB.9 Index	(1,213)	10,000	4,130	9/17/58	(500 bp) — Monthly	2,909
	CMBX NA BB.9 Index	(362)	9,000	3,717	9/17/58	(500 bp) — Monthly	3,348
	CMBX NA BB.9 Index	(606)	5,000	2,065	9/17/58	(500 bp) — Monthly	1,455
	CMBX NA BBB-.11 Index	(20,532)	65,000	13,286	11/18/54	(300 bp) — Monthly	(7,278)
	CMBX NA BBB-.11 Index	(19,939)	63,000	12,877	11/18/54	(300 bp) — Monthly	(7,094)
	CMBX NA BBB-.11 Index	(9,987)	32,000	6,541	11/18/54	(300 bp) — Monthly	(3,462)
	CMBX NA BBB-.11 Index	(1,408)	7,000	1,431	11/18/54	(300 bp) — Monthly	20
	CMBX NA BBB-.12 Index	(10,635)	32,000	6,490	8/17/61	(300 bp) — Monthly	(4,161)
	CMBX NA BBB-.9 Index	(2,765)	18,000	3,499	9/17/58	(300 bp) — Monthly	722

	Upfront premium received	—			Unrealized appreciation		1,207,677

	Upfront premium (paid)	(1,394,169)			Unrealized (depreciation)		(272,828)

	Total	$(1,394,169)				Total	$934,849
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 34 Index	B+/P	$391,916	$28,122,850	$193,991	6/20/25	500 bp — Quarterly	$233,076
	NA IG Series 34 Index	BBB+/P	(399,960)	88,100,000	1,029,713	6/20/25	100 bp — Quarterly	651,780

	Total		$(8,044)					$884,856
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,074,039,594.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,793,600	$38,181,535	$34,570,744	$29,076	$6,404,391
	Putnam Short Term Investment Fund**	139,776,994	374,613,901	340,777,270	1,880,473	173,613,625

	Total Short-term investments	$142,570,594	$412,795,436	$375,348,014	$1,909,549	$180,018,016
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $6,404,391, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,328,126. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $18,114,295.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $610,833.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $132,960.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,592,039.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $329,115,714 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $132,007 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $533,830 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $610,833 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$8,589,766	$7,116,630	$—
Capital goods	25,795,492	4,094,219	—
Communication services	19,530,226	3,495,038	—
Conglomerates	4,261,836	53,968	—
Consumer cyclicals	51,027,068	13,034,088	—
Consumer staples	21,550,186	9,884,139	—
Energy	9,004,148	2,452,753	—
Financials	46,547,058	15,757,995	—
Health care	51,165,094	10,229,187	—
Technology	122,816,721	6,458,663	—
Transportation	4,969,808	1,718,528	—
Utilities and power	11,537,859	2,031,163	—

Total common stocks	376,795,262	76,326,371	—
Asset-backed securities	—	7,289,078	—
Convertible bonds and notes	—	87,406	—
Convertible preferred stocks	499,238	81,975	—
Corporate bonds and notes	—	265,767,141	81
Foreign government and agency bonds and notes	—	11,769,585
Mortgage-backed securities	—	45,900,514	—
Preferred stocks	—	830,774	—
Purchased options outstanding	—	347,637	—
Senior loans	—	1,466,525	—
U.S. government and agency mortgage obligations	—	296,470,927	—
U.S. treasury obligations	—	329,626	—
Short-term investments	174,113,625	34,140,906	—

Totals by level	$551,408,125	$740,808,465	$81
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$161,912	$—
Futures contracts	(3,516,232)	—	—
Written options outstanding	—	(120,356)	—
TBA sale commitments	—	(22,031,875)	—
Interest rate swap contracts	—	(139,783)	—
Total return swap contracts	—	375,038	—
Credit default contracts	—	598,509	—

Totals by level	$(3,516,232)	$(21,156,555)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$33,300,000
Written currency option contracts (contract amount)	$22,500,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$123,700,000
Centrally cleared interest rate swap contracts (notional)	$191,600,000
OTC total return swap contracts (notional)	$108,800,000
OTC credit default contracts (notional)	$19,300,000
Centrally cleared credit default contracts (notional)	$103,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com